UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

7/31/09

MFH-SEM

LETTER FROM THE CEO

Dear Shareholders:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

September 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy - Independent	7.3%
Medical & Health Technology & Services	6.8%
Utilities - Electric Power	6.6%
Gaming & Lodging	6.1%
Cable TV	5.1%

Credit quality of bonds (r)
AAA	3.5%
AA	0.1%
A	0.8%
BBB	1.9%
BB	24.7%
B	41.5%
CCC	20.5%
CC	3.0%
C	0.1%
D	1.3%
Not Rated	2.6%

Portfolio facts
Average Duration (d)(i)	3.6
Average Effective Maturity (i)(m)	5.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 7/31/09.

Percentages are based on net assets as of 7/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2009 through July 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2009 through July 31, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/09	Ending Account Value 7/31/09	Expenses Paid During Period (p) 2/01/09-7/31/09
A	Actual	1.05%	$1,000.00	$1,247.53	$5.85
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.79%	$1,000.00	$1,242.35	$9.95
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
C	Actual	1.79%	$1,000.00	$1,242.31	$9.95
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
I	Actual	0.79%	$1,000.00	$1,249.04	$4.41
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
R1	Actual	1.79%	$1,000.00	$1,242.29	$9.95
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
R2	Actual	1.29%	$1,000.00	$1,246.09	$7.18
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
R3	Actual	1.04%	$1,000.00	$1,247.55	$5.80
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
R4	Actual	0.78%	$1,000.00	$1,249.04	$4.35
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
529A	Actual	1.16%	$1,000.00	$1,246.84	$6.46
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
529B	Actual	1.89%	$1,000.00	$1,242.54	$10.51
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
529C	Actual	1.89%	$1,000.00	$1,241.69	$10.50
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

Expense Table – continued

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.04% for Class A shares and 1.15% for Class 529A shares; the actual expenses paid during the period would have been approximately $5.80 for Class A shares and $6.41 for Class 529A shares; and the hypothetical expenses paid during the period would have been approximately $5.21 for Class A shares and $5.76 for Class 529A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

7/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 84.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.6%
Bombardier, Inc., 6.3%, 2014 (n)	$3,710,000	$3,431,730
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	4,083,000	2,378,348
TransDigm Group, Inc., 7.75%, 2014	1,860,000	1,827,450
Vought Aircraft Industries, Inc., 8%, 2011	6,690,000	6,322,050

		$13,959,578
Airlines - 1.5%
American Airlines, Inc., 10.375%, 2019	$1,655,000	$1,667,413
AMR Corp., 7.858%, 2011	4,720,000	4,389,600
Continental Airlines, Inc., 7.339%, 2014	5,719,000	4,117,680
Continental Airlines, Inc., 6.9%, 2017	793,322	594,991
Continental Airlines, Inc., 6.748%, 2017	1,153,273	888,020
Delta Air Lines, Inc., 7.111%, 2011	1,740,000	1,661,700

		$13,319,404
Asset Backed & Securitized - 4.0%
Airlie Ltd., CDO, FRN, 0%, 2011 (a)(z)	$2,423,653	$436,257
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	411,840
Babson Ltd., CLO, “D”, FRN, 2.009%, 2018 (n)	2,385,000	351,788
Banc of America Commercial Mortgage, Inc., 5.772%, 2017	7,059,721	3,902,917
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	1,847,377	1,179,783
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017	1,843,262	1,118,651
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2017	3,130,000	2,372,451
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017	2,948,120	532,193
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,967,534	1,169,314
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,000,000	20,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.804%, 2050 (z)	610,000	12,200
CWCapital Cobalt Ltd., CDO, “G”, FRN, 2.004%, 2050 (z)	1,890,000	37,800
CWCapital LLC, 5.223%, 2048	870,000	685,272
Falcon Franchise Loan LLC, FRN, 3.693%, 2025 (i)(z)	11,282,265	805,554
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,198,390
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	4,979,655	3,004,375
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	3,723,359	2,098,696
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,945,000	4,229,359

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		$2,285,000	$485,640
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.827%, 2030 (i)		12,117,060	298,527
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		2,285,000	569,109
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		5,320,927	3,133,130
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		3,115,000	2,268,349
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		1,366,000	721,296
Morgan Stanley Capital I, Inc., 1.276%, 2039 (i)(z)		21,149,987	414,540
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011 (z)		2,750,000	550,000
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		1,738,692	251,746
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		5,334,564	3,043,666
Wachovia Credit, CDO, FRN, 1.958%, 2026 (z)		1,320,000	52,800

			$35,355,643
Automotive - 3.7%
Accuride Corp., 8.5%, 2015		$2,785,000	$494,338
Allison Transmission, Inc., 11%, 2015 (n)		7,045,000	6,410,950
FCE Bank PLC, 7.125%, 2012	EUR	7,150,000	9,120,851
Ford Motor Credit Co. LLC, 9.75%, 2010		$1,324,000	1,317,814
Ford Motor Credit Co. LLC, 7.5%, 2012		1,248,000	1,151,853
Ford Motor Credit Co. LLC, 12%, 2015		7,778,000	7,929,391
Ford Motor Credit Co. LLC, 8%, 2016		1,260,000	1,129,366
Goodyear Tire & Rubber Co., 9%, 2015		3,425,000	3,476,375
Goodyear Tire & Rubber Co., 10.5%, 2016		1,985,000	2,128,913

			$33,159,851
Broadcasting - 3.5%
Allbritton Communications Co., 7.75%, 2012		$6,575,000	$5,457,250
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		4,635,475	1,217,585
Canwest Mediaworks, Inc., 9.25%, 2015 (a)(n)		2,890,000	375,700
Clear Channel Communications, Inc., 10.75%, 2016		1,385,000	418,963
Intelsat Jackson Holdings Ltd., 9.5%, 2016		6,140,000	6,354,900
Lamar Media Corp., 6.625%, 2015		3,830,000	3,370,400
Lamar Media Corp., “C”, 6.625%, 2015		2,950,000	2,537,000
LBI Media, Inc., 8.5%, 2017 (z)		1,450,000	761,250
LIN TV Corp., 6.5%, 2013		4,330,000	3,269,150
Local TV Finance LLC, 9.25%, 2015 (p)(z)		5,171,250	1,078,780
Newport Television LLC, 13%, 2017 (n)(p)		4,895,000	619,353
Nexstar Broadcasting Group, Inc., 0.5%, 2014 (n)(p)		4,016,798	1,404,875

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Nexstar Broadcasting Group, Inc., 7%, 2014	$1,328,000	$519,580
Univision Communications, Inc., 12%, 2014 (n)	455,000	484,575
Univision Communications, Inc., 9.75%, 2015 (n)(p)	5,735,000	3,579,596
Young Broadcasting, Inc., 8.75%, 2014 (d)	1,640,000	1,640

		$31,450,597
Brokerage & Asset Managers - 0.6%
Janus Capital Group, Inc., 6.95%, 2017	$4,410,000	$3,940,220
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,875,000	1,331,250

		$5,271,470
Building - 1.7%
Associated Materials, Inc., 9.75%, 2012	$1,860,000	$1,601,925
Associated Materials, Inc., 11.25%, 2014	2,360,000	1,003,000
Building Materials Holding Corp., 7.75%, 2014	3,275,000	3,017,094
Nortek, Inc., 10%, 2013	3,815,000	3,366,738
Nortek, Inc., 8.5%, 2014	2,000,000	720,000
Owens Corning, 9%, 2019	2,825,000	2,926,906
Ply Gem Industries, Inc., 11.75%, 2013	2,660,000	2,008,300
USG Corp., 9.75%, 2014 (z)	555,000	566,100

		$15,210,063
Business Services - 2.2%
First Data Corp., 9.875%, 2015	$7,830,000	$6,606,563
Iron Mountain, Inc., 6.625%, 2016	3,045,000	2,812,819
SunGard Data Systems, Inc., 9.125%, 2013	3,970,000	4,049,400
SunGard Data Systems, Inc., 10.25%, 2015	5,078,000	5,204,950
Terremark Worldwide, Inc., 12%, 2017 (n)	1,000,000	1,010,000

		$19,683,732
Cable TV - 4.1%
CCO Holdings LLC, 8.75%, 2013	$6,625,000	$6,608,438
Charter Communications Holdings LLC, 8.375%, 2014 (n)	2,255,000	2,249,363
Charter Communications Holdings LLC, 10.875%, 2014 (n)	2,725,000	2,943,000
CSC Holdings, Inc., 6.75%, 2012	3,550,000	3,532,250
CSC Holdings, Inc., 8.5%, 2014 (n)	1,445,000	1,488,350
DirectTV Holdings LLC, 7.625%, 2016	10,330,000	10,459,125
Mediacom LLC, 9.5%, 2013	1,620,000	1,611,900
Videotron LTEE, 6.875%, 2014	1,045,000	1,024,100
Virgin Media Finance PLC, 9.5%, 2016	1,900,000	1,947,500
Virgin Media, Inc., 9.125%, 2016	4,528,000	4,573,280

		$36,437,306

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 2.1%
Dow Chemical Co., 8.55%, 2019	$2,905,000	$3,187,061
Innophos Holdings, Inc., 8.875%, 2014	4,315,000	4,099,250
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	5,560,000	5,143,000
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	2,690,000	2,636,200
Momentive Performance Materials, Inc., 11.5%, 2016	2,930,000	1,465,000
Nalco Co., 7.75%, 2011	16,000	16,080
Nalco Co., 8.875%, 2013	2,090,000	2,163,150

		$18,709,741
Construction - 0.2%
Lennar Corp., 12.25%, 2017 (n)	$1,285,000	$1,439,200

Consumer Products - 0.6%
ACCO Brands Corp., 7.625%, 2015	$1,275,000	$924,375
Jarden Corp., 7.5%, 2017	3,450,000	3,312,000
Visant Holding Corp., 8.75%, 2013	845,000	849,225

		$5,085,600
Consumer Services - 2.7%
Corrections Corp. of America, 6.25%, 2013	$2,330,000	$2,283,400
Corrections Corp. of America, 7.75%, 2017	1,400,000	1,403,500
GEO Group, Inc., 8.25%, 2013	3,320,000	3,270,200
KAR Holdings, Inc., 10%, 2015	4,175,000	3,674,000
KAR Holdings, Inc., FRN, 4.483%, 2014	1,660,000	1,344,600
Service Corp. International, 7.375%, 2014	2,670,000	2,596,575
Service Corp. International, 7%, 2017	6,380,000	5,933,400
Ticketmaster Entertainment, Inc., 10.75%, 2016	4,015,000	3,733,950

		$24,239,625
Containers - 1.4%
Crown Americas LLC, 7.625%, 2013	$3,075,000	$3,136,500
Graham Packaging Holdings Co., 9.875%, 2014	4,840,000	4,634,300
Greif, Inc., 6.75%, 2017	3,415,000	3,218,638
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,830,000	1,871,175

		$12,860,613
Defense Electronics - 0.7%
L-3 Communications Corp., 6.125%, 2014	$4,685,000	$4,532,738
L-3 Communications Corp., 5.875%, 2015	1,720,000	1,629,700

		$6,162,438
Electronics - 0.9%
Avago Technologies Ltd., 11.875%, 2015	$2,260,000	$2,350,400

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Flextronics International Ltd., 6.25%, 2014	$925,000	$869,500
Freescale Semiconductor, Inc., 8.875%, 2014	3,285,000	2,200,950
Jabil Circuit, Inc., 7.75%, 2016	945,000	908,551
Spansion, Inc., 11.25%, 2016 (d)(n)	2,065,000	1,373,225

		$7,702,626
Emerging Market Sovereign - 0.2%
Republic of Argentina, 0%, 2009	$445,055	$441,611
Republic of Argentina, FRN, 1.683%, 2012	1,291,763	895,555

		$1,337,166
Energy - Independent - 7.1%
Chaparral Energy, Inc., 8.875%, 2017	$3,465,000	$2,148,300
Chesapeake Energy Corp., 7%, 2014	1,245,000	1,204,538
Chesapeake Energy Corp., 9.5%, 2015	910,000	965,738
Chesapeake Energy Corp., 6.375%, 2015	6,470,000	6,033,275
Forest Oil Corp., 8.5%, 2014 (n)	595,000	603,925
Forest Oil Corp., 7.25%, 2019	3,460,000	3,291,325
Hilcorp Energy I LP, 9%, 2016 (n)	5,000,000	4,600,000
Mariner Energy, Inc., 8%, 2017	4,995,000	4,345,650
McMoRan Exploration Co., 11.875%, 2014	2,675,000	2,454,313
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,007,200
Newfield Exploration Co., 6.625%, 2016	1,070,000	1,032,550
OPTI Canada, Inc., 8.25%, 2014	4,955,000	3,270,300
Penn Virginia Corp., 10.375%, 2016	5,160,000	5,501,850
Petrohawk Energy Corp., 10.5%, 2014 (n)	3,080,000	3,295,600
Plains Exploration & Production Co., 7%, 2017	6,195,000	5,869,763
Quicksilver Resources, Inc., 8.25%, 2015	3,065,000	2,942,400
Quicksilver Resources, Inc., 7.125%, 2016	3,840,000	3,225,600
Range Resources Corp., 8%, 2019	4,375,000	4,451,563
SandRidge Energy, Inc., 9.875%, 2016 (n)	895,000	903,950
SandRidge Energy, Inc., 8%, 2018 (n)	5,195,000	4,727,450

		$62,875,290
Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$2,964,350
AMC Entertainment, Inc., 8.75%, 2019 (n)	2,575,000	2,536,375
Cinemark USA, Inc., 8.625%, 2019 (n)	1,345,000	1,392,075

		$6,892,800
Financial Institutions - 2.1%
GMAC LLC, 6.875%, 2011 (n)	$7,473,000	$6,893,843
GMAC LLC, 7%, 2012 (n)	1,745,000	1,579,225

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
GMAC LLC, 6.75%, 2014 (n)	$6,260,000	$5,383,600
GMAC LLC, 8%, 2031 (n)	5,208,000	3,984,120
International Lease Finance Corp., 5.625%, 2013	1,395,000	973,526

		$18,814,314
Food & Beverages - 1.8%
ARAMARK Corp., 8.5%, 2015	$2,151,000	$2,167,133
B&G Foods, Inc., 8%, 2011	3,570,000	3,587,850
Dean Foods Co., 7%, 2016	3,190,000	3,006,575
Del Monte Corp., 6.75%, 2015	3,920,000	3,812,200
Michael Foods, Inc., 8%, 2013	3,105,000	3,112,763

		$15,686,521
Forest & Paper Products - 1.9%
Buckeye Technologies, Inc., 8.5%, 2013	$6,010,000	$5,829,700
Georgia-Pacific Corp., 7.125%, 2017 (n)	3,480,000	3,393,000
Georgia-Pacific Corp., 8%, 2024	1,490,000	1,329,825
Graphic Packaging International Corp., 9.5%, 2013	2,380,000	2,371,075
Jefferson Smurfit Corp., 8.25%, 2012 (d)	1,800,000	909,000
JSG Funding PLC, 7.75%, 2015	525,000	427,875
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	2,393,650
Smurfit-Stone Container Corp., 8%, 2017 (d)	965,000	484,913

		$17,139,038
Gaming & Lodging - 5.5%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$1,380,000	$1,421,400
Boyd Gaming Corp., 6.75%, 2014	5,335,000	4,761,488
Firekeepers Development Authority, 13.875%, 2015 (n)	1,450,000	1,450,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	3,300,000	99,000
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	2,715,000	2,748,938
Harrah’s Operating Co., Inc., 10%, 2018 (n)	8,161,000	5,712,700
Harrah’s Operating Co., Inc., 10%, 2018 (n)	571,000	399,700
Host Hotels & Resorts, Inc., 7.125%, 2013	1,155,000	1,120,350
Host Hotels & Resorts, Inc., 6.75%, 2016	2,170,000	2,012,675
Host Hotels & Resorts, Inc., 9%, 2017 (n)	2,455,000	2,473,413
MGM Mirage, 6.75%, 2013	4,555,000	3,473,188
MGM Mirage, 5.875%, 2014	1,030,000	741,600
MGM Mirage, 10.375%, 2014 (n)	520,000	557,700
MGM Mirage, 7.5%, 2016	2,735,000	1,996,550
MGM Mirage, 11.125%, 2017 (n)	1,280,000	1,408,000
Pinnacle Entertainment, Inc., 7.5%, 2015	7,965,000	7,068,938
Royal Caribbean Cruises Ltd., 7%, 2013	2,105,000	1,883,975
Royal Caribbean Cruises Ltd., 11.875%, 2015	2,335,000	2,405,050

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		$675,000	$675,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,565,000	1,408,500
Station Casinos, Inc., 6%, 2012 (d)		4,027,000	1,208,100
Station Casinos, Inc., 6.5%, 2014 (d)		6,495,000	97,425
Station Casinos, Inc., 6.875%, 2016 (d)		7,690,000	115,350
Station Casinos, Inc., 7.75%, 2016 (d)		1,413,000	423,900
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		1,890,000	245,700
Wyndham Worldwide Corp., 6%, 2016		3,355,000	2,844,245

			$48,752,885
Industrial - 0.9%
Baldor Electric Co., 8.625%, 2017		$2,775,000	$2,781,938
JohnsonDiversey, Inc., 9.625%, 2012	EUR	1,405,000	1,832,330
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$3,065,000	3,110,975

			$7,725,243
Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (z)		$3,165,000	$2,326,275

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.125%, 2014		$1,975,000	$1,856,500

Major Banks - 1.4%
Bank of America Corp., 8% to 2018, FRN to 2059		$7,780,000	$6,654,156
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		6,505,000	6,183,068

			$12,837,224
Medical & Health Technology & Services - 6.3%
Biomet, Inc., 10%, 2017		$2,740,000	$2,966,050
Biomet, Inc., 11.625%, 2017		2,645,000	2,869,825
Community Health Systems, Inc., 8.875%, 2015		7,585,000	7,812,550
Cooper Cos., Inc., 7.125%, 2015		2,045,000	1,922,300
DaVita, Inc., 6.625%, 2013		1,454,000	1,428,555
DaVita, Inc., 7.25%, 2015		3,720,000	3,645,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		2,540,000	2,743,200
HCA, Inc., 6.375%, 2015		4,325,000	3,827,625
HCA, Inc., 9.25%, 2016		11,595,000	12,087,788
HCA, Inc., 8.5%, 2019 (n)		2,055,000	2,106,375
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		950,000	876,375
Psychiatric Solutions, Inc., 7.75%, 2015		3,185,000	3,017,788
U.S. Oncology, Inc., 10.75%, 2014		3,585,000	3,549,150
Universal Hospital Services, Inc., 8.5%, 2015 (p)		3,330,000	3,230,100
Universal Hospital Services, Inc., FRN, 4.635%, 2015		1,015,000	852,600

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Vwr Funding, Inc., 11.25%, 2015 (p)	$3,520,000	$3,075,600

		$56,011,481
Metals & Mining - 2.8%
Arch Coal, Inc., 8.75%, 2016 (z)	$1,715,000	$1,732,150
Arch Western Finance LLC, 6.75%, 2013	3,570,000	3,462,900
FMG Finance Ltd., 10.625%, 2016 (n)	4,810,000	4,966,325
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,395,000	8,898,700
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	1,088,000	1,046,504
Peabody Energy Corp., 5.875%, 2016	3,065,000	2,850,450
Peabody Energy Corp., 7.375%, 2016	2,185,000	2,195,925

		$25,152,954
Natural Gas - Distribution - 0.8%
AmeriGas Partners LP, 7.125%, 2016	$4,165,000	$4,040,050
Inergy LP, 6.875%, 2014	3,625,000	3,425,625

		$7,465,675
Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$3,565,000	$2,923,300
Atlas Pipeline Partners LP, 8.75%, 2018	2,775,000	2,220,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	3,905,000	3,851,224
El Paso Corp., 8.25%, 2016	2,575,000	2,626,500
El Paso Corp., 7.25%, 2018	2,840,000	2,758,628
MarkWest Energy Partners LP, 6.875%, 2014 (n)	2,520,000	2,217,600
MarkWest Energy Partners LP, 8.75%, 2018	815,000	757,950
Williams Partners LP, 7.25%, 2017	2,875,000	2,817,500

		$20,172,702
Network & Telecom - 3.3%
Cincinnati Bell, Inc., 8.375%, 2014	$6,315,000	$6,251,850
Citizens Communications Co., 9.25%, 2011	3,871,000	3,991,969
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	4,024,475
Qwest Communications International, Inc., 7.25%, 2011	2,165,000	2,143,350
Qwest Corp., 7.875%, 2011	1,705,000	1,739,100
Qwest Corp., 8.875%, 2012	5,210,000	5,405,375
Qwest Corp., 8.375%, 2016 (n)	1,220,000	1,250,500
Windstream Corp., 8.625%, 2016	4,220,000	4,283,300

		$29,089,919

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Precious Metals & Minerals - 0.8%
Teck Resources Ltd., 9.75%, 2014 (n)	$1,665,000	$1,852,313
Teck Resources Ltd., 10.75%, 2019 (n)	4,485,000	5,219,419

		$7,071,732
Printing & Publishing - 1.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$259,617	$124,032
American Media Operations, Inc., 14%, 2013 (p)(z)	2,710,436	1,259,525
Dex Media West LLC, 9.875%, 2013 (d)	4,100,000	758,500
Idearc, Inc., 8%, 2016 (d)	3,584,000	156,800
Nielsen Finance LLC, 10%, 2014	3,550,000	3,567,750
Nielsen Finance LLC, 11.5%, 2016	2,020,000	2,115,950
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	306,278
Quebecor World, Inc., 6.125%, 2013 (d)	2,190,000	186,150
Tribune Co., 5.25%, 2015 (d)	2,550,000	143,438

		$8,618,423
Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$3,280,000	$3,181,600

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$1,020,000	$1,025,100

Retailers - 2.7%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$704,119
Dollar General Corp., 11.875%, 2017 (p)	1,920,000	2,150,400
Limited Brands, Inc., 5.25%, 2014	2,480,000	2,136,141
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,135,000	1,113,148
Macy’s Retail Holdings, Inc., 5.75%, 2014	4,065,000	3,756,430
Neiman Marcus Group, Inc., 10.375%, 2015	4,005,000	2,883,600
Rite Aid Corp., 9.75%, 2016 (n)	2,045,000	2,157,475
Rite Aid Corp., 7.5%, 2017	2,585,000	2,210,175
Sally Beauty Holdings, Inc., 10.5%, 2016	2,945,000	3,033,350
Toys “R” Us, Inc., 10.75%, 2017 (z)	4,085,000	4,187,125

		$24,331,963
Specialty Chemicals - 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$4,010,000	$4,230,550

Specialty Stores - 0.4%
Michaels Stores, Inc., 10%, 2014	$505,000	$474,700
Payless ShoeSource, Inc., 8.25%, 2013	3,290,000	3,191,300

		$3,666,000

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$1,750,000	$1,736,875

Telecommunications - Wireless - 3.2%
Cricket Communications, Inc., 7.75%, 2016 (n)	$2,040,000	$2,029,800
Crown Castle International Corp., 9%, 2015	2,705,000	2,857,156
Crown Castle International Corp., 7.75%, 2017 (n)	1,265,000	1,290,300
MetroPCS Wireless, Inc., 9.25%, 2014	4,030,000	4,171,050
Nextel Communications, Inc., 6.875%, 2013	4,335,000	3,955,688
SBA Telecommunications, Inc., 8%, 2016 (z)	935,000	944,350
SBA Telecommunications, Inc., 8.25%, 2019 (z)	795,000	806,925
Sprint Nextel Corp., 8.375%, 2012	3,930,000	3,979,125
Sprint Nextel Corp., 8.75%, 2032	4,410,000	3,798,113
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	4,720,000	5,003,200

		$28,835,707
Telephone Services - 0.3%
Frontier Communications Corp., 8.25%, 2014	$2,345,000	$2,374,313

Tobacco - 0.6%
Alliance One International, Inc., 10%, 2016 (n)	$2,830,000	$2,787,550
Altria Group, Inc., 9.7%, 2018	1,995,000	2,425,944

		$5,213,494
Transportation - Services - 0.5%
Commercial Barge Line Co., 12.5%, 2017 (z)	$1,645,000	$1,575,088
Hertz Corp., 8.875%, 2014	3,305,000	3,181,063

		$4,756,151
Utilities - Electric Power - 5.0%
AES Corp., 8%, 2017	$6,450,000	$6,321,000
Calpine Corp., 8%, 2016 (n)	2,690,000	2,703,450
Dynegy Holdings, Inc., 7.5%, 2015	3,900,000	3,412,500
Dynegy Holdings, Inc., 7.75%, 2019	3,130,000	2,492,263
Edison Mission Energy, 7%, 2017	4,730,000	3,766,263
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	2,947,125
Mirant North America LLC, 7.375%, 2013	1,830,000	1,807,125
NRG Energy, Inc., 7.375%, 2016	10,595,000	10,250,663
RRI Energy, Inc., 7.875%, 2017	1,496,000	1,380,060
Texas Competitive Electric Holdings LLC, 10.25%, 2015	11,850,000	9,302,250

		$44,382,699
Total Bonds (Identified Cost, $826,830,786)		$753,608,081

15

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 8.4%
Issuer	Shares/Par	Value ($)

Aerospace - 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 2.59%, 2014	$330,544	$223,324
Hawker Beechcraft Acquisition Co., Term Loan B, 2.38%, 2014	7,171,096	4,844,972
Vought Aircraft Industries, Inc., Term Loan, 2.81%, 2011	390,256	380,500

		$5,448,796
Airlines - 0.0%
United Airlines, Inc., Term Loan B, 2.31%, 2014	$3,535	$1,986

Automotive - 1.1%
Accuride Corp., Term Loan B, 3.42%, 2012	$450,714	$412,403
Federal Mogul Corp., Term Loan B, 2.24%, 2014	4,207,555	3,171,444
Ford Motor Co., Term Loan B, 3.49%, 2013	7,642,813	6,479,409
Mark IV Industries, Inc., Second Lien Term Loan, 9.66%, 2011 (d)	3,435,511	36,502

		$10,099,758
Broadcasting - 0.6%
Gray Television, Inc., Term Loan B, 3.81%, 2014	$1,688,863	$1,060,817
Local TV LLC, Term Loan B, 2.29%, 2013	1,107,652	664,591
Univision Communications Inc., Term Loan, 2.56%, 2014	471,076	378,823
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	4,655,104	2,254,402
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	1,350,054	653,812

		$5,012,445
Building - 0.1%
Building Materials Corp., Term Loan B, 3.06%, 2014	$1,394,890	$1,247,845

Business Services - 0.7%
First Data Corp., Term Loan B-1, 3.03%, 2014	$5,519,373	$4,636,274
First Data Term Loan B-2, 3.07%, 2014	343,396	289,418
Sungard Data Systems, Inc., Incremental Term Loan, 6.75%, 2014	353,321	352,060
Sungard Data Systems, Inc., Term Loan A, 2.45%, 2014	41,281	38,990
Sunguard Data Systems, Inc., Term Loan B, 4.26%, 2013	883,296	843,989

		$6,160,731
Cable TV - 0.5%
Charter Communications Operating LLC, Term Loan B, 9.25%, 2014	$680,077	$675,657
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	2,895,363	2,702,097
CSC Holdings, Inc., Term Loan B, 2.03%, 2013	1,193,887	1,151,802

		$4,529,556

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
KAR Holdings, Inc., Term Loan, 2.54%, 2013	$406,727	$377,239
Ticketmaster Term Loan B, 3.6%, 2014	569,250	546,480
Weight Watchers International, Inc., Term Loan B, 2.12%, 2014	432,515	410,619

		$1,334,338
Electronics - 0.2%
Freescale Semiconductor, Inc., Term Loan B, 2.05%, 2013	$1,865,755	$1,371,996

Entertainment - 0.1%
AMC Entertainment, Inc. Term Loan, 1.78%, 2013	$888,656	$840,669
Cinemark Usa, Inc., Term Loan, 2.23%, 2013	498,718	476,146

		$1,316,815
Food & Beverages - 0.1%
ARAMARK Corp., Letter of Credit, 0.31%, 2014	$77,047	$73,002
ARAMARK Corp., Term Loan B, 2.47%, 2014	1,212,775	1,149,105

		$1,222,107
Forest & Paper Products - 0.1%
Georgia-Pacific Corp., Term Loan B, 2.59%, 2049	$772,076	$742,641
Georgia-Pacific Corp., Term Loan C, 3.76%, 2014	425,081	414,188

		$1,156,829
Gaming & Lodging - 0.4%
Green Valley Ranch Gaming LLC, Seond Lien Term Loan, 3.87%, 2014	$4,910,923	$834,857
Las Vegas Sands Corp., Term Loan B, 2.06%, 2014	556,767	437,897
Las Vegas Sands Corp., Term Loan B-1, 2.06%, 2014	140,260	110,315
MGM Mirage, Term Loan B, 2011 (o)	2,509,670	2,061,418
Venetian Macau Ltd., Term Loan, 2.85%, 2012	498,750	459,265

		$3,903,752
Industrial - 0.1%
Oshkosh Truck Corp. Term Loan B, 6.62%, 2013	$643,913	$635,748

Medical & Health Technology & Services - 0.3%
Biomet, Inc. Term Loan B, 3.57%, 2015	$952,589	$900,296
Community Health Systems, Inc., Term Loan, 2.87%, 2014	1,693,684	1,588,535
Community Health Systems, Inc., Term Loan B, 2.56%, 2014	86,404	81,040
Psychiatric Solutions, Term Loan B, 2.05%, 2012	480,405	453,982

		$3,023,853

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Pharmaceuticals - 0.1%
Mylan Laboratories, Inc., Term Loan B, 3.81%, 2014	$770,906	$747,644

Printing & Publishing - 0.4%
Ascend Media LLC, Term Loan, 10.25%, 2012	$481,013	$45,648
Nielsen Finance LLC, Term Loan, 2.3%, 2013	1,025,225	951,217
Tribune Co., Term Loan B, 6.5%, 2014 (d)	5,696,035	2,153,813

		$3,150,678
Real Estate - 0.1%
CB Richard Ellis Services, Term Loan B, 6%, 2013	$719,726	$681,341

Retailers - 0.3%
General Nutrition Centers, Inc., Term Loan B, 2.73%, 2014	$340,242	$308,344
Rite Aid Corp., Term Loan, 9.5%, 2015	1,000,000	1,020,000
Toys “R” Us, Term Loan, 4.53%, 2012	1,462,566	1,404,586

		$2,732,930
Specialty Chemicals - 0.4%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.78%, 2014 (o)	$78,896	$34,024
LyondellBasell Dutch Tranche Term Loan A, 3.78%, 2014 (o)	183,279	79,039
LyondellBasell German Term Loan B-1, 4.03%, 2014 (o)	226,493	97,675
LyondellBasell German Term Loan B-2, 4.03%, 2014 (o)	226,519	97,686
LyondellBasell German Term Loan B-3, 4.03%, 2014 (o)	226,519	97,686
LyondellBasell Second Priority DIP Term Loan, 5.81%, 2014	568,104	476,734
LyondellBasell Super Priority DIP Term Loan, 9%, 2009 (q)	568,664	587,383
LyondellBasell Term Loan B-1, 7%, 2014 (o)	983,315	424,055
LyondellBasell Term Loan B-2, 7%, 2014 (o)	983,306	424,051
LyondellBasell Term Loan B-3, 7%, 2014 (o)	983,306	424,051
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.78%, 2014 (o)	295,891	127,603
LyondellBasell U.S. Tranche Term Loan A, 3.78%, 2014 (o)	563,673	243,084

		$3,113,071
Specialty Stores - 0.5%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$4,879,844	$4,003,214

Telecommunications - Wireless - 0.1%
Metropcs Wireless, Inc., Term Loan B, 3.06%, 2013	$648,329	$619,154

Utilities - Electric Power - 1.5%
Calpine Corp., Term Loan, 3.47%, 2014	$4,575,425	$4,197,952
NRG Energy, Inc., Letter of Credit, 2.34%, 2013	317,682	301,004

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - continued
NRG Energy, Inc., Term Loan B, 2%, 2013	$1,051,667	$996,455
TXU Corp. Term Loan B-3, 3.8%, 2014	9,213,448	7,067,001
TXU Corp., Term Loan B, 2014, 3.8%, 2014	424,118	326,748

		$12,889,160
Total Floating Rate Loans (Identified Cost, $90,712,752)		$74,403,747

Common Stocks - 0.8%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

Cable TV - 0.4%
Cablevision Systems Corp., “A”	41,600	$851,552
Comcast Corp., “A”	153,900	2,286,954
Time Warner Cable, Inc.	19,833	655,679

		$3,794,185
Energy - Integrated - 0.1%
Chevron Corp.	9,500	$659,965

Gaming & Lodging - 0.1%
Pinnacle Entertainment, Inc. (a)	107,700	$1,080,231

Printing & Publishing - 0.0%
American Media, Inc. (a)	49,687	$66,581
Golden Books Family Entertainment, Inc. (a)	206,408	0

		$66,581
Telephone Services - 0.2%
Windstream Corp.	151,600	$1,329,532
Total Common Stocks (Identified Cost, $11,238,012)		$6,930,494

Preferred Stocks - 0.4%
Broadcasting - 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,089	$54,869

Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)	1,826	$840,816

Major Banks - 0.3%
Bank of America Corp. , 8.625%	116,650	$2,650,288
Total Preferred Stocks (Identified Cost, $6,323,026)		$3,545,973

19

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Construction - 0.0%
Building Materials Holding Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$0.47	10/24/08	4,362	$133

Money Market Funds (v) - 4.7%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	41,763,058	$41,763,058
Total Investments (Identified Cost, $976,867,634)		$880,251,486

Other Assets, Less Liabilities - 0.8%		7,029,338
Net Assets - 100.0%		$887,280,824

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $132,025,200, representing 14.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

20

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie Ltd., CDO, FRN, 0%, 2011	10/13/06-7/22/09	$2,423,653	$436,257
American Media Operations, Inc., 9%, 2013	1/30/09-5/01/09	165,816	124,032
American Media Operations, Inc., 14%, 2013	1/30/09-5/01/09	1,465,448	1,259,525
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,381,853	411,840
Arch Coal, Inc., 8.75%, 2016	7/28/09	1,671,520	1,732,150
Bonten Media Acquisition Co., 9%, 2015	5/22/07-6/01/09	4,644,114	1,217,585
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06	958,727	20,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.804%, 2050	4/12/06	610,000	12,200
CWCapital Cobalt Ltd., CDO, “G”, FRN, 2.004%, 2050	4/12/06	1,890,000	37,800
Commercial Barge Line Co., 12.5%, 2017	7/01/09-7/20/09	1,568,357	1,575,088
Falcon Franchise Loan LLC, FRN, 3.693%, 2025	1/29/03	1,270,264	805,554
LBI Media, Inc., 8.5%, 2017	7/18/07	1,429,407	761,250
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/15/09	4,997,219	1,078,780
Morgan Stanley Capital I, Inc., 1.276%, 2039	7/20/04	659,468	414,540
Preferred Blocker, Inc., 7% (Preferred Stock)	12/29/08	1,406,020	840,816
SBA Telecommunications, Inc., 8%, 2016	7/21/09	928,750	944,350
SBA Telecommunications, Inc., 8.25%, 2019	7/21/09	788,268	806,925
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011	5/17/06	2,750,000	550,000
Toys “R” Us, Inc., 10.75%, 2017	7/01/09-7/27/09	4,051,980	4,187,125
USG Corp., 9.75%, 2014	7/30/09	544,377	566,100
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	3,195,898	2,326,275
Wachovia Credit, CDO, FRN, 1.958%, 2026	6/08/06	1,320,000	52,800
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05-9/12/06	4,927,026	5,003,200
Total Restricted Securities			$25,164,192
% of Net Assets			2.8%

21

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	HSBC BANK	2,289,000	9/17/09	$3,223,954	$3,262,634	$(38,680)
SELL	EUR	UBS AG	5,043,714	9/17/09	$7,106,896	$7,189,075	(82,179)

							$(120,859)

At July 31, 2009, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $935,104,576)	$838,488,428
Underlying funds, at cost and value	41,763,058
Total investments, at value (identified cost, $976,867,634)	$880,251,486
Cash	1,581,884
Receivables for
Investments sold	5,014,928
Fund shares sold	816,839
Interest and dividends	17,362,344
Other assets	3,524
Total assets	$905,031,005
Liabilities
Payables for
Distributions	$1,263,283
Forward foreign currency exchange contracts	120,859
Investments purchased	13,978,168
Fund shares reacquired	1,802,738
Payable to affiliates
Investment adviser	22,108
Shareholder servicing costs	194,169
Distribution and service fees	13,514
Administrative services fee	889
Program manager fees	7
Payable for independent trustees’ compensation	83,639
Accrued expenses and other liabilities	270,807
Total liabilities	$17,750,181
Net assets	$887,280,824
Net assets consist of
Paid-in capital	$1,493,449,441
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(96,714,448)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(510,022,108)
Undistributed net investment income	567,939
Net assets	$887,280,824
Shares of beneficial interest outstanding	299,527,417

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$495,539,683	167,340,934	$2.96
Class B	51,300,059	17,277,703	2.97
Class C	68,269,624	22,951,768	2.97
Class I	257,712,123	87,075,148	2.96
Class R1	1,190,839	401,510	2.97
Class R2	4,158,745	1,403,148	2.96
Class R3	7,747,643	2,617,332	2.96
Class R4	128,821	43,489	2.96
Class 529A	694,646	234,676	2.96
Class 529B	248,562	83,959	2.96
Class 529C	290,079	97,750	2.97

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.11 and $3.11, respectively.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$35,017,246
Dividends	660,543
Dividends from underlying funds	40,307
Total investment income		$35,718,096
Expenses
Management fee	$1,571,799
Distribution and service fees	953,450
Program manager fees	514
Shareholder servicing costs	790,573
Administrative services fee	69,736
Independent trustees’ compensation	25,924
Custodian fee	49,029
Shareholder communications	56,201
Auditing fees	33,450
Legal fees	22,217
Miscellaneous	91,406
Total expenses		$3,664,299
Fees paid indirectly	(24,071)
Reduction of expenses by investment adviser	(2,854)
Net expenses		$3,637,374
Net investment income		$32,080,722
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(27,429,123)
Swap transactions	(11,352,995)
Foreign currency transactions	118,193
Net realized gain (loss) on investments and foreign currency transactions		$(38,663,925)
Change in unrealized appreciation (depreciation)
Investments	$159,634,146
Swap transactions	9,483,556
Translation of assets and liabilities in foreign currencies	(869,430)
Net unrealized gain (loss) on investments and foreign currency translation		$168,248,272
Net realized and unrealized gain (loss) on investments and foreign currency		$129,584,347
Change in net assets from operations		$161,665,069

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/09 (unaudited)	Year ended 1/31/09
Change in net assets
From operations
Net investment income	$32,080,722	$66,750,841
Net realized gain (loss) on investments and foreign currency transactions	(38,663,925)	(69,846,251)
Net unrealized gain (loss) on investments and foreign currency translation	168,248,272	(201,411,630)
Change in net assets from operations	$161,665,069	$(204,507,040)
Distributions declared to shareholders
From net investment income	$(33,580,201)	$(68,512,369)
From tax return of capital	—	(507,505)
Total distributions declared to shareholders	$(33,580,201)	$(69,019,874)
Change in net assets from fund share transactions	$109,464,860	$(39,014,000)
Total change in net assets	$237,549,728	$(312,540,914)
Net assets
At beginning of period	649,731,096	962,272,010
At end of period (including undistributed net investment income of $567,939 and $2,067,418, respectively)	$887,280,824	$649,731,096

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class A			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.49		$3.58		$3.92	$3.82	$3.98	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26		$0.27	$0.27	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.31)	0.11	(0.13)	0.01	(g)
Total from investment operations	$0.60		$(0.82)		$(0.04)	$0.38	$0.14	$0.30
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)		$(0.30)	$(0.28)	$(0.30)	$(0.30)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.27)		$(0.30)	$(0.28)	$(0.30)	$(0.30)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.92	$3.82	$3.98
Total return (%) (r)(s)(t)	24.75	(n)	(24.05)		(1.20)	10.30	3.61	7.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05		0.97	1.00	1.00	0.99
Expenses after expense reductions (f)	1.05	(a)	1.05		0.97	1.00	1.00	0.99
Net investment income	9.40	(a)	8.22		7.17	7.09	6.85	7.31
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$495,540		$360,076		$504,159	$671,019	$703,305	$799,651

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class B			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.50		$3.59		$3.93	$3.83	$3.99	$3.99
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24		$0.25	$0.25	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.32)	0.10	(0.13)	0.01	(g)
Total from investment operations	$0.59		$(0.84)		$(0.07)	$0.35	$0.11	$0.27
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.27)	$(0.25)	$(0.27)	$(0.27)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)		$(0.27)	$(0.25)	$(0.27)	$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.97		$2.50		$3.59	$3.93	$3.83	$3.99
Total return (%) (r)(s)(t)	24.23	(n)	(24.51)		(1.87)	9.53	2.90	7.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.75		1.67	1.71	1.72	1.69
Expenses after expense reductions (f)	1.79	(a)	1.75		1.67	1.71	1.72	1.69
Net investment income	8.73	(a)	7.41		6.47	6.40	6.26	6.63
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$51,300		$52,384		$113,331	$195,028	$275,363	$379,253

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class C			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.50		$3.60		$3.94	$3.84	$4.00	$4.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24		$0.25	$0.24	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.09)		(0.32)	0.11	(0.13)	0.01	(g)
Total from investment operations	$0.59		$(0.85)		$(0.07)	$0.35	$0.11	$0.27
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.27)	$(0.25)	$(0.27)	$(0.27)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)		$(0.27)	$(0.25)	$(0.27)	$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.97		$2.50		$3.60	$3.94	$3.84	$4.00
Total return (%) (r)(s)(t)	24.23	(n)	(24.72)		(1.84)	9.52	2.91	7.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.75		1.67	1.70	1.72	1.69
Expenses after expense reductions (f)	1.79	(a)	1.75		1.67	1.70	1.72	1.69
Net investment income	8.59	(a)	7.44		6.46	6.39	6.26	6.63
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$68,270		$39,345		$69,505	$92,050	$108,181	$148,073

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class I			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.49		$3.58		$3.92	$3.82	$3.98	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27		$0.29	$0.28	$0.28	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.32)	0.11	(0.13)	0.02	(g)
Total from investment operations	$0.60		$(0.81)		$(0.03)	$0.39	$0.15	$0.31
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)		$(0.31)	$(0.29)	$(0.31)	$(0.31)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.28)		$(0.31)	$(0.29)	$(0.31)	$(0.31)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.92	$3.82	$3.98
Total return (%) (r)(s)	24.90	(n)	(23.82)		(0.90)	10.62	3.92	8.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.76		0.67	0.70	0.71	0.68
Expenses after expense reductions (f)	0.79	(a)	0.76		0.67	0.70	0.71	0.68
Net investment income	9.64	(a)	8.55		7.47	7.38	7.24	7.55
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$257,712		$185,811		$257,572	$246,306	$231,455	$170,679

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class R1			2009		2008	2007	2006 (i)

Net asset value, beginning of period	$2.50		$3.59		$3.93	$3.83	$3.89
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24		$0.24	$0.24	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.09)		(0.31)	0.11	(0.03	)(g)
Total from investment operations	$0.59		$(0.85)		$(0.07)	$0.35	$0.16
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.27)	$(0.25)	$(0.22)
From tax return of capital	—		(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.24)		$(0.27)	$(0.25)	$(0.22)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.97		$2.50		$3.59	$3.93	$3.83
Total return (%) (r)(s)	24.23	(n)	(24.52)		(1.96)	9.41	4.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.76		1.77	1.89	1.91	(a)
Expenses after expense reductions (f)	1.79	(a)	1.76		1.76	1.79	1.85	(a)
Net investment income	8.66	(a)	7.53		6.35	6.27	6.08	(a)
Portfolio turnover	26		61		66	89	51
Net assets at end of period (000 Omitted)	$1,191		$937		$1,273	$361	$231

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class R2			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.49		$3.58		$3.93	$3.83	$3.98	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25		$0.26	$0.26	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(1.08)		(0.32)	0.10	(0.11)	0.03	(g)
Total from investment operations	$0.59		$(0.83)		$(0.06)	$0.36	$0.13	$0.28
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)		$(0.29)	$(0.26)	$(0.28)	$(0.28)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.26)		$(0.29)	$(0.26)	$(0.28)	$(0.28)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.93	$3.83	$3.98
Total return (%) (r)(s)	24.61	(n)	(24.21)		(1.79)	9.91	3.45	7.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.25		1.30	1.44	1.46	1.49
Expenses after expense reductions (f)	1.29	(a)	1.25		1.29	1.34	1.42	1.49
Net investment income	9.21	(a)	7.99		6.83	6.71	6.61	6.58
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$4,159		$3,446		$5,525	$2,406	$1,212	$246

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class R3			2009		2008	2007	2006 (i)

Net asset value, beginning of period	$2.49		$3.58		$3.92	$3.82	$3.88
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26		$0.27	$0.27	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.31)	0.10	(0.02	)(g)
Total from investment operations	$0.60		$(0.82)		$(0.04)	$0.37	$0.19
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)		$(0.30)	$(0.27)	$(0.25)
From tax return of capital	—		(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.27)		$(0.30)	$(0.27)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)	24.75	(n)	(24.02)		(1.28)	10.18	4.94	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.01		1.05	1.07	1.15	(a)
Expenses after expense reductions (f)	1.04	(a)	1.01		1.05	1.07	1.15	(a)
Net investment income	9.46	(a)	8.35		7.08	6.90	6.73	(a)
Portfolio turnover	26		61		66	89	51
Net assets at end of period (000 Omitted)	$7,748		$6,706		$8,065	$5,143	$393

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class R4			2009		2008	2007	2006 (i)

Net asset value, beginning of period	$2.49		$3.58		$3.92	$3.82	$3.88
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27		$0.28	$0.28	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.31)	0.11	(0.03	)(g)
Total from investment operations	$0.60		$(0.81)		$(0.03)	$0.39	$0.20
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)		$(0.31)	$(0.29)	$(0.26)
From tax return of capital	—		(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.28)		$(0.31)	$(0.29)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)	24.90	(n)	(23.82)		(0.99)	10.52	5.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.76		0.76	0.80	0.80	(a)
Expenses after expense reductions (f)	0.78	(a)	0.76		0.76	0.80	0.80	(a)
Net investment income	9.35	(a)	8.56		7.38	7.29	7.11	(a)
Portfolio turnover	26		61		66	89	51
Net assets at end of period (000 Omitted)	$129		$44		$58	$58	$53

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class 529A			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.49		$3.58		$3.92	$3.82	$3.98	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25		$0.26	$0.26	$0.26	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.31)	0.11	(0.14)	0.02	(g)
Total from investment operations	$0.60		$(0.83)		$(0.05)	$0.37	$0.12	$0.29
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)		$(0.29)	$(0.27)	$(0.28)	$(0.29)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.26)		$(0.29)	$(0.27)	$(0.28)	$(0.29)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.92	$3.82	$3.98
Total return (%) (r)(s)(t)	24.68	(n)	(24.19)		(1.49)	9.97	3.30	7.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.23		1.27	1.30	1.32	1.29
Expenses after expense reductions (f)	1.16	(a)	1.23		1.27	1.30	1.32	1.29
Net investment income	9.34	(a)	8.07		6.87	6.78	6.65	6.97
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$695		$579		$849	$854	$776	$768

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class 529B			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.49		$3.58		$3.92	$3.82	$3.97	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23		$0.24	$0.23	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.32)	0.11	(0.12)	0.00	(g)(w)
Total from investment operations	$0.59		$(0.85)		$(0.08)	$0.34	$0.11	$0.25
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.26)	$(0.24)	$(0.26)	$(0.26)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.24)		$(0.26)	$(0.24)	$(0.26)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.96		$2.49		$3.58	$3.92	$3.82	$3.97
Total return (%) (r)(s)(t)	24.25	(n)	(24.70)		(2.13)	9.26	2.89	6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.88		1.92	1.95	1.96	2.01
Expenses after expense reductions (f)	1.89	(a)	1.88		1.92	1.95	1.96	2.01
Net investment income	8.55	(a)	7.43		6.22	6.13	6.00	6.29
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$249		$183		$213	$202	$157	$139

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class 529C			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.50		$3.59		$3.93	$3.83	$3.99	$3.99
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23		$0.24	$0.23	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.08)		(0.32)	0.11	(0.13)	0.01	(g)
Total from investment operations	$0.59		$(0.85)		$(0.08)	$0.34	$0.10	$0.26
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.26)	$(0.24)	$(0.26)	$(0.26)
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.24)		$(0.26)	$(0.24)	$(0.26)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$2.97		$2.50		$3.59	$3.93	$3.83	$3.99
Total return (%) (r)(s)(t)	24.17	(n)	(24.61)		(2.11)	9.26	2.64	6.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.88		1.92	1.95	1.96	1.97
Expenses after expense reductions (f)	1.89	(a)	1.88		1.91	1.95	1.96	1.97
Net investment income	8.54	(a)	7.39		6.21	6.13	6.00	6.31
Portfolio turnover	26		61		66	89	51	68
Net assets at end of period (000 Omitted)	$290		$221		$322	$500	$417	$347

See Notes to Financial Statements

37

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

38

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through September 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than

39

Notes to Financial Statements (unaudited) – continued

short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

40

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$9,514,201	$840,949	$121,450	$10,476,600
Non-U.S. Sovereign Debt	—	1,337,166	—	1,337,166
Corporate Bonds	—	653,056,902	—	653,056,902
Commercial Mortgage-Backed Securities	—	33,482,958	—	33,482,958
Floating Rate Loans	—	74,358,099	45,648	74,403,747
Asset-Backed Securities (including CDOs)	—	1,436,428	436,257	1,872,685
Foreign Bonds	—	60,007,146	—	60,007,146
Other Fixed Income Securities	—	3,851,224	—	3,851,224
Mutual Funds	41,763,058	—	—	41,763,058
Total Investments	$51,277,259	$828,370,872	$603,355	$880,251,486

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(120,859)	$—	$(120,859)

For further information regarding security characteristics, see the Portfolio of Investments.

41

Notes to Financial Statements (unaudited) – continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities (including CDOs)	Floating Rate Loans
Balance as of 1/31/09	$229,561	$—	$—
Accrued discounts/premiums	—	—	(14)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(108,111)	—	(439,822)
Net purchases (sales)	—	—	483,484
Transfers in and/or out of Level 3	—	436,257	—
Balance as of 7/31/09	$121,450	$436,257	$45,648

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

42

Notes to Financial Statements (unaudited) – continued

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2009:

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Payable for forward foreign currency exchange contracts	$120,859

43

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2009 as reported in the Statement of Operations:

	Foreign Currency Transactions	Swap Transactions	Total
Foreign Exchange Contracts	$116,495	$—	$116,495
Credit Contracts	—	(11,352,995)	(11,352,995)
Total	$116,495	$(11,352,995)	$(11,236,500)

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2009 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Foreign Exchange Contracts	$(894,145)	$—	$(894,145)
Credit Contracts	—	9,483,556	9,483,556
Total	$(894,145)	$9,483,556	$8,589,411

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

44

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap

45

Notes to Financial Statements (unaudited) – continued

transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference

46

Notes to Financial Statements (unaudited) – continued

between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At July 31, 2009, the portfolio had unfunded loan commitments of $189,496, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

47

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

48

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, distressed securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/09
Ordinary income (including any short-term capital gains)	$68,512,369
Tax return of capital (a)	507,505
Total distributions	$69,019,874
(a) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/09
Cost of investments	$981,001,841
Gross appreciation	31,389,488
Gross depreciation	(132,139,843)
Net unrealized appreciation (depreciation)	$(100,750,355)

As of 1/31/09
Capital loss carryforwards	(437,763,394)
Post-October capital loss deferral	(30,179,552)
Other temporary differences	(6,719,006)
Net unrealized appreciation (depreciation)	(255,688,949)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/10	$(137,538,425)
1/31/11	(159,064,624)
1/31/13	(19,406,719)
1/31/14	(20,012,633)
1/31/15	(43,037,657)
1/31/17	(58,703,336)
$(437,763,394)

49

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 7/31/09	Year ended 1/31/09	Six months ended 7/31/09	Year ended 1/31/09
Class A	$18,050,014	$36,552,210	$—	$270,761
Class B	2,245,748	6,362,206	—	47,128
Class C	1,939,394	4,269,372	—	31,625
Class I	10,747,110	20,049,310	—	148,515
Class R (b)	—	12,334	—	91
Class R1	44,559	84,430	—	625
Former Class R2 (b)	—	11,336	—	84
Class R2	172,242	412,375	—	3,055
Class R3	327,971	655,155	—	4,853
Class R4	4,658	4,586	—	34
Class 529A	28,716	60,111	—	445
Class 529B	9,036	16,448	—	122
Class 529C	10,753	22,496	—	167
Total	$33,580,201	$68,512,369	$—	$507,505

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.39% of the fund’s average daily net assets in excess of

50

Notes to Financial Statements (unaudited) – continued

$1.4 billion for the period March 1, 2004 through February 28, 2009. For the period February 1, 2009 through February 28, 2009, the fund’s average daily net assets did not exceed $1.4 billion, and therefore, the management fee was not reduced.

The management fee incurred for the six months ended July 31, 2009 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,598 and $64 for the six months ended July 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.26%	$471,208
Class B	0.75%	0.25%	1.00%	1.00%	243,932
Class C	0.75%	0.25%	1.00%	1.00%	213,220
Class R1	0.75%	0.25%	1.00%	1.00%	4,885
Class R2	0.25%	0.25%	0.50%	0.50%	8,933
Class R3	—	0.25%	0.25%	0.25%	8,296
Class 529A	—	0.25%	0.25%	0.26%	779
Class 529B	0.75%	0.25%	1.00%	1.00%	1,002
Class 529C	0.75%	0.25%	1.00%	1.00%	1,195
Total Distribution and Service Fees					$953,450

(d)	As of July 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Effective March 1, 2009 the 0.10% Class A and 0.25% Class 529A annual distribution fees were eliminated. Prior to March 1, 2009, 0.05% of the Class A and 0.10% of the Class 529A distribution fees were paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee were not in effect.

51

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2009, were as follows:

Amount
Class A	$—
Class B	26,497
Class C	975
Class 529B	158
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2009, were as follows:

Amount
Class 529A	$294
Class 529B	100
Class 529C	120
Total Program Manager Fees	$514

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2009, the fee was $291,368, which equated to 0.0852% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $252,931.

52

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2009, these costs for the fund amounted to $246,274 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2009 was equivalent to an annual effective rate of 0.0204% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $3,522. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in an expense of $9,048. Both amounts are included in independent trustees’ compensation for the six months ended July 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $83,263 at July 31, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

53

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,602 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,854, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $223,256,995 and $172,096,940, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/09		Year ended 1/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,973,349	$84,168,203	39,270,614	$114,346,041
Class B	1,833,253	4,771,538	2,108,924	6,080,678
Class C	2,905,231	7,609,295	2,621,548	7,756,685
Class I	26,422,719	62,825,007	10,454,235	28,461,154
Class R (b)	—	—	8,814	30,815
Class R1	65,107	165,904	135,640	430,416
Former Class R2 (b)	—	—	16,760	59,117
Class R2	314,568	809,630	770,913	2,583,947
Class R3	479,363	1,206,027	867,250	2,705,416
Class R4	24,139	56,485	—	—
Class 529A	30,714	78,826	26,934	86,553
Class 529B	23,408	59,431	29,584	96,818
Class 529C	13,756	34,642	15,685	55,574
	64,085,607	$161,784,988	56,326,901	$162,693,214

54

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/09		Year ended 1/31/09
	Shares	Amount	Shares	Amount
Shares issued in connection with acquisition of MFS Floating Rate High Income Fund
Class A	17,654,238	$51,197,290	—	$—
Class C	5,697,032	16,578,364	—	—
Class I	940,064	2,726,184	—	—
	24,291,334	$70,501,838	—	$—
Shares issued to shareholders in reinvestment of distributions
Class A	4,845,767	$12,725,441	8,522,508	$25,840,768
Class B	507,801	1,325,830	1,215,842	3,755,641
Class C	452,274	1,194,776	827,066	2,537,042
Class I	3,920,155	10,310,007	6,599,491	19,991,465
Class R (b)	—	—	2,377	8,295
Class R1	16,893	44,398	28,088	84,499
Former Class R2 (b)	—	—	2,439	8,524
Class R2	63,736	166,957	130,775	401,436
Class R3	124,410	326,094	220,194	659,427
Class R4	1,741	4,658	1,532	4,620
Class 529A	10,824	28,403	19,892	60,117
Class 529B	3,380	8,889	5,411	16,298
Class 529C	4,044	10,653	7,407	22,490
	9,951,025	$26,146,106	17,583,022	$53,390,622
Shares reacquired
Class A	(31,703,472)	$(79,927,718)	(44,085,754)	$(138,958,043)
Class B	(6,028,825)	(15,490,850)	(13,928,873)	(43,599,676)
Class C	(1,823,768)	(4,643,446)	(7,050,980)	(21,687,544)
Class I	(18,849,950)	(46,005,469)	(14,421,677)	(43,334,484)
Class R (b)	—	—	(216,978)	(770,497)
Class R1	(56,046)	(138,585)	(143,291)	(478,327)
Former Class R2 (b)	—	—	(204,368)	(726,540)
Class R2	(356,699)	(913,600)	(1,062,157)	(3,255,693)
Class R3	(679,447)	(1,688,538)	(648,871)	(1,987,964)
Class 529A	(39,441)	(97,719)	(51,450)	(163,260)
Class 529B	(16,245)	(41,364)	(21,238)	(64,126)
Class 529C	(8,445)	(20,783)	(24,382)	(71,682)
	(59,562,338)	$(148,968,072)	(81,860,019)	$(255,097,836)

55

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/09		Year ended 1/31/09
	Shares	Amount	Shares	Amount
Net change
Class A	22,769,882	$68,163,216	3,707,368	$1,228,766
Class B	(3,687,771)	(9,393,482)	(10,604,107)	(33,763,357)
Class C	7,230,769	20,738,989	(3,602,366)	(11,393,817)
Class I	12,432,988	29,855,729	2,632,049	5,118,135
Class R (b)	—	—	(205,787)	(731,387)
Class R1	25,954	71,717	20,437	36,588
Former Class R2 (b)	—	—	(185,169)	(658,899)
Class R2	21,605	62,987	(160,469)	(270,310)
Class R3	(75,674)	(156,417)	438,573	1,376,879
Class R4	25,880	61,143	1,532	4,620
Class 529A	2,097	9,510	(4,624)	(16,590)
Class 529B	10,543	26,956	13,757	48,990
Class 529C	9,355	24,512	(1,290)	6,382
	38,765,628	$109,464,860	(7,950,096)	$(39,014,000)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 11%, 10%, and 4% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, and MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed

56

Notes to Financial Statements (unaudited) – continued

upon spread. For the six months ended July 31, 2009, the fund’s commitment fee and interest expense were $4,110 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,243,472	203,522,796	(197,003,210)	41,763,058

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,307	$41,763,058

(8)	Acquisitions

At close of business on July 24, 2009, the fund acquired all of the assets and liabilities of MFS Floating Rate High Income Fund. The acquisition was accomplished by a tax-free exchange of 24,291,334 shares of the fund (valued at $70,501,838) for all of the assets and liabilities of MFS Floating Rate High Income Fund. MFS Floating Rate High Income Fund then distributed the shares of the fund that MFS Floating Rate High Income Fund received from the fund to its shareholders. MFS Floating Rate High Income Fund’s net assets on that date were $70,501,838, including $3,902,584 of unrealized depreciation, $1,053,396 of accumulated net investment loss, and $37,019,074 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $851,587,934.

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

58

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one-year and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

59

Board Review of Investment Advisory Agreement – continued

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of the senior portfolio manager in 2008. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data, the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

60

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

61

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

62

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

7/31/09

MMH-SEM

LETTER FROM THE CEO

Dear Shareholders:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

September 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	28.0%
Universities - Colleges	9.6%
Healthcare Revenue — Long-term Care	7.8%
Tax Assessment	5.9%
Tobacco	5.7%

Credit quality of bonds (r)
AAA	7.9%
AA	14.0%
A	10.6%
BBB	30.9%
BB	7.2%
B	4.5%
CCC	1.3%
CC (o)	0.0%
C	0.1%
D	0.2%
Not Rated	23.3%

Portfolio facts
Average Duration (d)(i)	9.7
Average Effective Maturity (i)(m)	19.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 7/31/09.

Percentages are based on net assets as of 7/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2009 through July 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2009 through July 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/09	Ending Account Value 7/31/09	Expenses Paid During Period (p) 2/01/09-7/31/09
A	Actual	0.69%	$1,000.00	$1,109.33	$3.61
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
B	Actual	1.46%	$1,000.00	$1,105.13	$7.62
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
C	Actual	1.69%	$1,000.00	$1,103.91	$8.82
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

7/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.6%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.2%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$879,912
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	203,667
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	1,597,740

		$2,681,319
General Obligations - General Purpose - 2.3%
Luzerne County, PA, FSA, 6.75%, 2023	$1,230,000	$1,254,403
State of California, 5%, 2034	4,375,000	4,068,531
State of California (Veterans), 5.05%, 2036	3,575,000	2,839,229
Texas Department of Transportation, 7%, 2012	86,875	87,133
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	25,400,406

		$33,649,702
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$1,110,000	$1,109,845
Guam Government, “A”, 7%, 2039	1,270,000	1,269,810
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,690,000	1,322,983

		$3,702,638
General Obligations - Schools - 2.0%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,060,000	$618,124
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,095,000	580,692
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,185,000	1,079,270
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,884,395
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,565,840
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,355,538
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,940,630
Leander, TX, Independent School District, PSF, 0%, 2035	10,120,000	2,211,119
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	7,000,000	6,134,940
Los Angeles, CA, Unified School District, “D”, 5%, 2034	755,000	718,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	$3,110,000	$1,329,649
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	703,552
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,160,408
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,177,813
Prosper, TX, Independent School District, Capital Appreciation, School Building, PSF, 0%, 2031	2,595,000	778,682
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	1,196,077
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	1,056,696
San Mateo County, CA, Community College District, “B”, NATL, 0%, 2032	10,000,000	2,447,000
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	2,205,000	518,638

		$30,457,264
Healthcare Revenue - Hospitals - 27.5%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,296,655
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	6,888,181
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,164,204
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	3,447,050
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,794,146
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	2,500,000	2,565,025
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,233,790
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	1,983,125
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	8,730,000	6,592,023
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	855,000	765,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	$1,060,000	$990,199
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,754,525
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,322,420
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,092,584
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	462,090
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	200,475
California Valley Health Systems, COP, 6.875%, 2023 (d)	1,745,000	959,767
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	920,000	871,194
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,260,000	2,703,616
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,100,000	880,715
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	604,468
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,238,175
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	830,000	761,749
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,339,060
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,505,382
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,242,170
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	4,881,850
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	2,600,000	2,274,818
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,232,075
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	2,603,191
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	624,045
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	697,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	$1,320,000	$883,489
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,359,919
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,417,917
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,577,864
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	3,637,048
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	1,925,000	1,749,555
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	2,185,000	1,838,197
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,080,000	1,399,278
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,601,292
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,510,000	2,645,866
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,685,867
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	3,880,847
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,470,686
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	4,000,000	3,344,480
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	4,455,000	4,367,994
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarion Hospital), “B”, 5%, 2033	2,510,000	2,106,241
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	7,072,407
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	398,963
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,519,341
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,982,542
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,138,522

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	$3,750,000	$3,384,450
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,636,200
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,653,560
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,000,000	1,614,400
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	785,000	693,861
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,905,000	3,108,536
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,107,684
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,197,677
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,115,637
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,089,448
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	438,541
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	848,252
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,182,502
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,795,000	611,261
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	2,577,045
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,634,947
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	4,556,057
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	7,485,000	6,471,606
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	311,715
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	3,991,734
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	5,131,662

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	$3,895,000	$3,415,915
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	1,000,000	1,064,540
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	882,639
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,185,160
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	2,960,000	2,900,386
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	3,741,870
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	2,305,000	1,698,670
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,665,000	4,110,751
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	505,295
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,114,704
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	1,885,677
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,030,143
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	956,520
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,425,376
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,337,466
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	165,795
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,188,396
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,100,000	852,830
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,521,524
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	157,700
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,000,000	1,048,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	$585,000	$443,009
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	851,381
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	400,623
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	1,760,063
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	6,774,480
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	3,898,120
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	415,165
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,137,916
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,661,327
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,012,528
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	470,000	392,873
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,420,000	1,186,978
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	900,000	756,099
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	950,000	702,782
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	4,369,560
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	799,029
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	918,459
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	910,600
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	4,120,000	3,942,881
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,495,105
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	3,744,828
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	465,000	483,707

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	$2,860,000	$2,804,116
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	3,710,000	2,890,461
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,614,280
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	4,834,446
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	7,910,772
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,329,630
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,457,010
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	4,057,585
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,277,580
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	3,789,630
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	511,884
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	853,140
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	847,452
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,427,588
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	858,758
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,431,263
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	754,678
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,262,178
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,143,195
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,424,896
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	847,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	$1,805,000	$1,641,900
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,142,231
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	1,986,290
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	892,188
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	788,840
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	3,915,000	3,319,294
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	1,874,419
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	4,986,086
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	1,530,800
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	4,500,000	4,526,280
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,390,000	1,371,833
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	3,782,366
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	1,656,920
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,199,644
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	2,753,159
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,246,896
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,819,877
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	905,000	889,018
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	552,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	$3,750,000	$2,636,475
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,292,340
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,984,276
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,523,263
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,614,973
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,695,000	5,868,470
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	4,418,853
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,468,140
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,485,200
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	676,151
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	725,420
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,164,075
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,320,000	2,719,080
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,254,410
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	967,868
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	4,942,480
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	4,155,000	3,065,102
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,125,000	1,036,856
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,800,000	753,660
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	103,598

		$410,643,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 7.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$1,155,000	$870,627
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,789,010
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,760,000	3,357,894
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,078,717
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	4,140,000	3,218,022
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	462,377
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	551,872
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	330,000	370,636
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	413,770
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	990,000	859,756
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	1,863,553
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,421,035
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,267,755
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	940,000	940,094
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	911,483
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,356,664
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	409,704
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	767,774
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	2,500,000	1,712,750
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	2,750,000	1,668,837
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,114,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	$1,500,000	$1,454,535
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,088,565
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	1,004,595
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,656,485
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,028,898
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	897,846
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,063,552
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,315,644
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	3,427,172
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,060,382
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,152,076
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	762,690
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	490,351
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,705,000	4,334,109
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	1,894,828
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,330,000	2,042,198
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,269,283
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,422,967
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	530,535
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,442,452
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	790,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	$1,250,000	$1,454,912
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,820,000	1,448,793
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	3,486,728
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	826,795
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	197,228
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,215,000	5,025,698
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,255,000	5,712,191
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	2,838,512
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	483,293
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	918,108
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,200,000	1,655,808
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	1,916,551
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	3,164,640
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	313,286
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	263,622
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,246,270
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	754,516
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,280,512
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	273,925
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,464,352
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,005,788
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,283,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$1,690,000	$1,056,081
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	340,994
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	366,641
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,673,392
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	339,844
Sterling, IL (Hoosier Care), 7.125%, 2034	1,275,000	1,011,878
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,047,330
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,009,685
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,762,258
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	785,000	565,514
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	837,778
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,900,000	3,405,909

		$113,969,239
Human Services - 1.2%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$2,592,474
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	754,867
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	1,025,000	1,050,604
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,318,928
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,046,899
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	2,662,129
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	85,000	84,878

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$2,850,000	$2,630,208
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	635,000	605,117
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,917,050
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,100,200
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	497,000	480,490
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	1,250,000	756,725

		$18,000,569
Industrial Revenue - Airlines - 3.6%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$1,497,484
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	4,470,000	1,788,313
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	1,228,627
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	6,924,069
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	1,910,750
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	3,792,629
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	1,700,000	1,553,205
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	5,450,000	4,216,283
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	4,705,756
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	1,250,000	525,413
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	20,965,000	16,275,130
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	11,820,000	8,916,417

		$53,334,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$300,000	$244,374
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,100,000	3,416,530
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	5,125,000	5,283,209
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	4,216,091
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	103,180

		$13,263,384
Industrial Revenue - Environmental Services - 1.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$4,900,450
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	2,236,760
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	539,595
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	2,000,000	1,967,800
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	2,794,863
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,985,240
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	2,851,308
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	2,522,305
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,500,325
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,444,950
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	4,615,000	3,812,082

		$27,555,678
Industrial Revenue - Metals - 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,045
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Metals - continued
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	$4,605,000	$2,752,869

		$2,754,303
Industrial Revenue - Other - 2.3%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC), 7.5%, 2018 (d)	$2,955,000	$44,325
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,328,714
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	1,306,700
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	800,000	668,936
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	2,060,000	858,505
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,408,305
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,701,763
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,492,978
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,152,443
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,238,751
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,333,616
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,215,000	4,217,698
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,855,000	1,856,187
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,461,460
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	1,828,080
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	4,000,000	3,381,840
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	1,605,000	1,609,205
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	2,984,455

		$33,873,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 1.7%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,067,628
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	2,923,811
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	2,575,575
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,472,081
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,512,889
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,232,055
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,360,000	1,155,769
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,289,634
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	5,950,000	3,272,500
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	4,000,000	3,217,800
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,054,156
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	1,972,620
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	20,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	170,750

		$25,937,268
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$2,600,000	$2,321,020
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	3,472
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	280,000	304,486
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	210,000	223,656
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	830,000	885,237

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	$4,150,000	$3,877,138
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,570,587
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,555,000	1,155,925

		$10,341,521
Miscellaneous Revenue - Other - 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,170,780
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	765,604
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	3,020,000	2,432,036
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	265,000	181,528
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	1,933,696
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,390,000	1,094,959
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, LOC, 5.125%, 2025	520,000	414,164
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	529,438
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	4,945,000	4,898,715
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,525,000	1,140,792
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,540,000	3,287,350
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	3,975,000	3,263,793
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,265,000	1,242,572
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	434,550
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	319,766
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,655,000	1,824,091
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	520,202
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	260,000	177,770

		$26,631,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 1.0%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$635,000	$578,898
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,036,659
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	824,025
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,332,397
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	3,850,000	2,615,113
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (z)	6,000,000	4,792,860
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,158,600
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	898,440
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,266,647
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	1,000,000	962,240

		$15,465,879
Sales & Excise Tax Revenue - 1.1%
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	$10,000,000	$10,059,600
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	855,000	739,806
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	3,150,000	3,480,341
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	6,825,000	2,079,782

		$16,359,529
Single Family Housing - Local - 0.6%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	$20,000	$20,213
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	40,000	12,284
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,170,000	743,652
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	150,000	154,416
Jefferson County, TX, Housing Finance Corp., NATL, 0%, 2015	450,000	232,501
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	335,000	349,050
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	50,000	52,268
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	120,000	88,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	$165,000	$176,142
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	200,000	204,244
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	790,000	794,061
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	345,000	367,259
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	265,000	275,897
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	980,000	1,005,196
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	575,000	579,876
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	725,000	730,496
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,395,000	1,412,159
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	485,000	495,772
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	615,000	649,963

		$8,344,403
Single Family Housing - State - 1.1%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$235,000	$236,459
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	22,000	22,044
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	255,000	270,346
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	395,000	395,363
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	385,000	405,147
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	115,000	120,403
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	55,000	55,641
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,095,000	1,096,577
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	775,000	776,093
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	65,000	66,212
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,695,000	1,713,798
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,555,000	1,608,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	$75,000	$77,272
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	265,000	267,507
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	230,000	234,648
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	230,000	239,064
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	410,000	412,280
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,710,000	2,756,937
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	205,000	205,342
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	180,000	181,386
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	1,520,000	1,554,215
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	415,000	422,283
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	355,000	355,387
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	195,000	206,916
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	2,182,096
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	1,150,000	1,227,579

		$17,089,067
Solid Waste Revenue - 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,826,368
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,822,600
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	4,682,209

		$10,331,177
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$781,443
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	2,947,536

		$3,728,979
State & Local Agencies - 1.8%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$200,000	$216,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$1,485,000	$1,606,339
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 5.5%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 10.575%, 2018 (p)	150,000	174,513
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AMBAC, 5%, 2020	250,000	237,615
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	938,733
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	864,990
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	6,299,444
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	7,133,624
Harris County, TX, 5.8%, 2014	840,987	808,349
Harris County, TX, 5.625%, 2020	1,968,828	1,788,306
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	4,000,000	3,992,480
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	980,000	945,671
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,073,700
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,085,822

		$27,215,928
Student Loan Revenue - 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,446,443
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,489,830
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,965,000	5,031,978

		$8,968,251
Tax - Other - 0.5%
Harris County-Houston, TX, Sports Authority Rev., NATL, 0%, 2032	$6,310,000	$1,005,877
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	4,000,000	3,976,120
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	1,590,000	1,593,275
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,500,000	1,448,940

		$8,024,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 5.8%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$2,886,510
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	440,000	340,481
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,450,000	745,547
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,810,000	950,232
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	650,000	460,688
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	1,916,464
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,116,222
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	2,025,000	1,023,354
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,167,360
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014 (d)	2,950,000	728,325
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	1,875,000	1,325,925
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	685,000	596,738
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	970,000	502,421
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	650,000	472,738
Concorde Estates, FL, Community Development District, “B”, 5%, 2011	385,000	242,900
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,600,000	1,244,386
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,725,000	1,473,816
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	595,945
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	3,405,000	2,375,737
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	970,058
Fishhawk Community Development District, FL, 5.125%, 2009	955,000	852,471
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	328,085
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	2,593,061

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	$70,000	$67,460
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	753,839
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,040,000	1,278,019
Katy, TX, Development Authority Rev., “B”, 6%, 2018	4,600,000	3,872,786
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	640,000	384,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,862,000	2,216,132
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,810,000	1,094,959
Landmark At Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (d)	2,000,000	819,300
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	797,995
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	686,356
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,150,000	2,507,015
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,895,000	1,397,752
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,303,550
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	765,000	583,412
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	777,564
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	298,780
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,265,276
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	475,864
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,170,000	883,327
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	215,000	162,327
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	637,055
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	700,000	383,271
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	740,000	596,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	$1,675,000	$1,364,740
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,035,675
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,945,000	2,188,923
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	565,000	467,560
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	811,507
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	563,775
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (q)	895,000	402,741
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)	1,000,000	320,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,115,000	655,553
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	995,000	867,670
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,240,000	654,745
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,020,000	2,373,992
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2010 (a)	2,625,000	1,444,301
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	519,032
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	4,405,000	1,101,250
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	485,000	344,015
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	1,652,092
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	2,204,100
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	610,000	555,539
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	1,955,934
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,795,000	1,012,811
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	998,360
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	1,002,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	$2,000,000	$1,276,480
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	838,860
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,552,996
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	1,665,529
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,115,000	1,053,439
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,170,000	1,328,734
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	940,000	588,365
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	418,218
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	625,000	376,988
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	810,619
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,970,000	1,197,130
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,090,000	579,924

		$86,335,513
Tobacco - 5.7%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$7,250,000	$7,938,315
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	495,000	560,543
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,795,000	2,290,167
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	21,515,000	14,979,388
Buckeye, OH, Tobacco Settlement Financing Authority, ”A-2”, 5.75%, 2034	2,500,000	1,599,900
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	780,000	463,008
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	6,835,000	3,915,703
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	9,130,000	5,767,147
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	1,525,000	781,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	$3,785,000	$2,834,435
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,880,000	2,729,808
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	673,565
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,660,630
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	11,775,000	833,081
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	2,945,597
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	4,915,000	4,781,410
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	5,493,010
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	11,470,000	7,077,793
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,155,000	2,359,079
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	54,514
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	7,465,000	4,015,125
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	21,565,000	258,349
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	7,265,000	526,640
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2041	5,640,000	240,772
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	4,048,107
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	5,035,000	2,729,222
Washington Tobacco Settlement Authority, 6.5%, 2026	915,000	900,159

		$84,457,136
Toll Roads - 2.8%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$10,725,000	$10,486,369
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	3,362,587
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	6,095,000	6,361,230
Pennsylvania Turnpike Commission Rev., Capital Appreciation, “C”, FSA, 0% to 2016, 6.25% to 2033	11,590,000	7,712,681
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)(f)	13,400,000	13,178,364

		$41,101,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 1.2%
Arizona Transportation Board Highway Rev., “B”, 5%, 2033	$9,780,000	$9,934,133
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	6,000,000	7,344,720

		$17,278,853
Universities - Colleges - 9.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,305,000	$1,096,500
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	1,626,905
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	2,533,022
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	706,276
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,052,411
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,197,175
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	1,765,984
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,935,000	1,982,911
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	4,075,000	3,741,339
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	1,801,057
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	972,547
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,043,242
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	507,863
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	243,567
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,455,550
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,030,184
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	502,519
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,240,000	2,235,453
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	395,000	386,369
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	10,958,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	$1,300,000	$1,160,120
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,343,031
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,233,123
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	908,880
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,135,301
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,304,021
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	876,197
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	339,102
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	26,995,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,243,062
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	3,400,824
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,070,600
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,070,600
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	20,760,400
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,404,069
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	4,507,182
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,208,372
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	446,556
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	923,695
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	260,000	262,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	$4,795,000	$5,074,884
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,557,840
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,325,270

		$141,390,453
Universities - Dormitories - 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,345,000	$1,489,896
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	1,955,149
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,743,750
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,262,963

		$6,451,758
Universities - Secondary Schools - 1.2%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,630,000	$1,819,976
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	4,029,322
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	815,000	523,002
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,024,912
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	1,916,410
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	657,350
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	224,084
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	345,235
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	504,928
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,111,949
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,284,276

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	$1,065,000	$730,728
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,081,752

		$17,253,924
Utilities - Cogeneration - 0.4%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$525,000	$510,536
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,139,758
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,700,000	1,450,032
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	950,000	816,316
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	1,626,261

		$5,542,903
Utilities - Investor Owned - 4.3%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 8.25%, 2030	$1,000,000	$499,710
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	7,265,000	5,630,956
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	310,000	207,657
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,358,016
Brazos River Authority, TX, Project Rev. (Centerpoint Energy), “C”, AMBAC, 5.125%, 2019	4,035,000	3,909,915
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	1,899,279
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 4.875%, 2033	2,000,000	1,464,400
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,242,074
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,204,890
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,298,844
Farmington, NM, Pollution Control Rev. (Tucson Electric), “A”, 6.95%, 2020	3,000,000	3,001,650
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co.), 6.5%, 2039	5,985,000	6,053,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	$1,790,000	$1,942,419
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	715,572
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,211,138
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,450,000	2,816,822
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,837,408
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	1,050,000	1,090,278
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	2,100,000	2,167,536
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,661,193
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	7,479,197
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	546,079
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,635,000	2,305,441
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	602,977
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	2,250,000	1,743,930
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,805,000	1,804,982
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,123,023

		$64,818,675
Utilities - Other - 2.2%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$1,760,000	$1,779,043
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	2,245,000	1,908,901
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,000,000	3,869,200
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,515,000	4,399,190
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,592,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	$6,670,000	$5,189,393
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,275,000	1,701,495
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	1,913,240
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,010,000	1,850,929
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,003,056
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	3,215,000	2,844,471
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,449,066

		$32,500,544
Water & Sewer Utility Revenue - 4.5%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$4,308,650
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	2,895,000	2,952,350
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,240,303
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,163,691
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	6,963,246
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 4.75%, 2039	4,920,000	4,429,525
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,517,640
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	7,840,000	7,219,621
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	5,185,000	5,708,581
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	5,000,000	4,931,000
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	5,520,000	5,511,720
New York, NY, Municipal Water & Sewer Finance Authority Rev., “DD”, 5%, 2039	5,000,000	4,931,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	2,750,000	2,608,650
Seattle, WA, Water System Rev., Refunding & Improvement, 5.25%, 2033	5,000,000	5,151,800
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,995,000	1,941,973

		$66,579,750
Total Municipal Bonds (Identified Cost, $1,721,163,229)		$1,486,034,113

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 2.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	35,765,180	$35,765,180
Total Investments (Identified Cost, $1,756,928,409)		$1,521,799,293

Other Assets, Less Liabilities - (2.0)%		(30,550,340)
Net Assets - 100.0%		$1,491,248,953

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,677,535, representing 0.9% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049	5/18/99	$6,000,000	$4,792,860
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	2,000,000	1,158,600
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	898,440
Total Restricted Securities			$6,849,900
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 7/31/09

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	114	$13,566,000	Sep-09	$(198,118)

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,721,163,229)	$1,486,034,113
Underlying funds, at cost and value	35,765,180
Total investments, at value (identified cost, $1,756,928,409)	$1,521,799,293
Receivables for
Investments sold	1,931,250
Fund shares sold	6,770,696
Interest and dividends	24,237,403
Receivable from investment adviser	43,066
Other assets	7,619
Total assets	$1,554,789,327
Liabilities
Payables for
Distributions	$3,399,547
Daily variation margin on open futures contracts	222,656
Investments purchased	12,755,068
Fund shares reacquired	1,689,501
Payable to the holder of the floating rate certificate from trust assets	45,008,024
Payable for interest expense and fees	91,854
Payable to affiliates
Investment Adviser	44,759
Shareholder servicing costs	183,598
Distribution and service fees	14,326
Administrative services fee	1,472
Payable for independent trustees’ compensation	34,968
Accrued expenses and other liabilities	94,601
Total liabilities	$63,540,374
Net assets	$1,491,248,953
Net assets consist of
Paid-in capital	$1,816,632,064
Unrealized appreciation (depreciation) on investments	(235,327,234)
Accumulated net realized gain (loss) on investments	(94,535,407)
Undistributed net investment income	4,479,530
Net assets	$1,491,248,953
Shares of beneficial interest outstanding	219,400,842

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,239,401,330	182,383,658	$6.80
Class B	71,485,539	10,507,721	6.80
Class C	180,362,084	26,509,463	6.80

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.14.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$48,763,997
Dividends from underlying funds	32,555
Total investment income		$48,796,552
Expenses
Management fee	$3,713,128
Distribution and service fees	1,117,866
Shareholder servicing costs	576,062
Administrative services fee	134,107
Independent trustees’ compensation	24,066
Custodian fee	98,566
Shareholder communications	35,939
Auditing fees	25,628
Legal fees	37,584
Interest expense and fees	113,847
Miscellaneous	140,811
Total expenses		$6,017,604
Fees paid indirectly	(32,569)
Reduction of expenses by investment adviser	(260,481)
Net expenses		$5,724,554
Net investment income		$43,071,998
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(17,759,708)
Futures contracts	(331,407)
Net realized gain (loss) on investments		$(18,091,115)
Change in unrealized appreciation (depreciation)
Investments	$113,702,180
Futures contracts	529,887
Net unrealized gain (loss) on investments		$114,232,067
Net realized and unrealized gain (loss) on investments		$96,140,952
Change in net assets from operations		$139,212,950

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/09 (unaudited)	Year ended 1/31/09
From operations
Net investment income	$43,071,998	$85,114,282
Net realized gain (loss) on investments	(18,091,115)	(29,597,830)
Net unrealized gain (loss) on investments	114,232,067	(321,770,132)
Change in net assets from operations	$139,212,950	$(266,253,680)
Distributions declared to shareholders
From net investment income	$(42,878,669)	$(86,045,396)
Change in net assets from fund share transactions	$124,483,892	$55,333,284
Total change in net assets	$220,818,173	$(296,965,792)
Net assets
At beginning of period	1,270,430,780	1,567,396,572
At end of period (including undistributed net investment income of $4,479,530 and $4,286,201, respectively)	$1,491,248,953	$1,270,430,780

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/09		Years ended 1/31
Class A			2009	2008		2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$6.33		$8.06	$8.49		$8.41		$8.39		$8.28
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.47		$0.45		$0.46		$0.48
Net realized and unrealized gain (loss) on investments	0.47		(1.73)	(0.47)		0.07		0.02		0.09
Total from investment operations	$0.68		$(1.29)	$(0.00	)(w)	$0.52		$0.48		$0.57
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.43)		$(0.44)		$(0.46)		$(0.46)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$0.00	(w)	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$6.80		$6.33	$8.06		$8.49		$8.41		$8.39
Total return (%) (r)(s)(t)	10.93	(n)	(16.50)	0.04		6.32		5.81		7.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.80	0.86		0.97		0.94	(z)	0.80
Expenses after expense reductions (f)	0.69	(a)	0.70	0.76		0.87		0.84	(z)	0.71
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.64	0.63		0.72		0.72		0.71
Net investment income	6.54	(a)	5.97	5.60		5.32		5.47		5.82
Portfolio turnover	15		38	38		13		20		13
Net assets at end of period (000 Omitted)	$1,239,401		$1,039,232	$1,267,514		$1,335,269		$1,080,805		$977,416

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/09		Years ended 1/31
Class B			2009	2008	2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$6.33		$8.06	$8.50	$8.41		$8.40		$8.28
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.40	$0.39		$0.40		$0.42
Net realized and unrealized gain (loss) on investments	0.47		(1.73)	(0.47)	0.07		0.00	(w)	0.10
Total from investment operations	$0.66		$(1.35)	$(0.07)	$0.46		$0.40		$0.52
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.37)	$(0.37)		$(0.39)		$(0.40)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$6.80		$6.33	$8.06	$8.50		$8.41		$8.40
Total return (%) (r)(s)(t)	10.51	(n)	(17.16)	(0.85)	5.64		4.88		6.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.56	1.63	1.74		1.70	(z)	1.57
Expenses after expense reductions (f)	1.46	(a)	1.47	1.53	1.64		1.60	(z)	1.48
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.44	(a)	1.41	1.40	1.50		1.48		1.48
Net investment income	5.79	(a)	5.18	4.83	4.60		4.73		5.05
Portfolio turnover	15		38	38	13		20		13
Net assets at end of period (000 Omitted)	$71,486		$75,791	$127,599	$178,566		$220,854		$283,360

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class C			2009	2008	2007		2006		2005

Net asset value, beginning of period	$6.33		$8.06	$8.50	$8.42		$8.40		$8.29
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.38	$0.36		$0.37		$0.39
Net realized and unrealized gain (loss) on investments	0.47		(1.72)	(0.47)	0.08		0.02		0.10
Total from investment operations	$0.65		$(1.36)	$(0.09)	$0.44		$0.39		$0.49
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.35)	$(0.36)		$(0.37)		$(0.38)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$6.80		$6.33	$8.06	$8.50		$8.42		$8.40
Total return (%) (r)(s)(t)	10.39	(n)	(17.36)	(1.08)	5.27		4.76		6.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.80	1.86	1.97		1.94	(z)	1.80
Expenses after expense reductions (f)	1.69	(a)	1.70	1.76	1.87		1.84	(z)	1.71
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.67	(a)	1.64	1.63	1.72		1.72		1.71
Net investment income	5.54	(a)	4.96	4.60	4.30		4.44		4.80
Portfolio turnover	15		38	38	13		20		13
Net assets at end of period (000 Omitted)	$180,362		$155,407	$172,283	$170,047		$119,952		$85,715

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended January 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through September 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.

Notes to Financial Statements (unaudited) – continued

Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,486,034,113	$—	$1,486,034,113
Mutual Funds	35,765,180	—	—	35,765,180
Total Investments	$35,765,180	$1,486,034,113	$—	$1,521,799,293

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(198,118)	$—	$—	$(198,118)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of

Notes to Financial Statements (unaudited) – continued

derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2009:

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts not Accounted for as Hedging Instruments Under FAS 133	Interest Rate Futures	Unrealized depreciation on investments	$(198,118	)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(331,407)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$529,887

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be

Notes to Financial Statements (unaudited) – continued

reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse

Notes to Financial Statements (unaudited) – continued

floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At July 31, 2009, the fund’s payable to the holder of the floating rate certificate from trust assets was $45,008,024 and the interest rate on these floating rate certificates issued by the trust was 1.868%. For the six months ended July 31, 2009, the average daily payable to the holder of the floating rate certificate from trust assets was $17,595,939 at a weighted average interest rate of 1.30%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2009, interest expense and fees in connection with self-deposited inverse floaters was $113,847. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by

Notes to Financial Statements (unaudited) – continued

the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and secured borrowings.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/09
Ordinary income (including any short-term capital gains)	$1,311,178
Tax-exempt income	84,734,218
Total distributions	$86,045,396

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/09
Cost of investments	$1,706,013,002
Gross appreciation	38,757,662
Gross depreciation	(267,979,395)
Net unrealized appreciation (depreciation)	$(229,221,733)

As of 1/31/09
Undistributed ordinary income	1,213,500
Undistributed tax-exempt income	10,182,638
Capital loss carryforwards	(70,027,820)
Post-October capital loss deferral	(12,437,504)
Other temporary differences	(7,109,937)
Net unrealized appreciation (depreciation)	(343,538,269)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/10	$(2,971,573)
1/31/11	(18,364,839)
1/31/12	(15,537,212)
1/31/13	(3,190,630)
1/31/14	(10,798,317)
1/31/15	(230,213)
1/31/17	(18,935,036)
$(70,027,820)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

Notes to Financial Statements (unaudited) – continued

Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/09	Year ended 1/31/09
Class A	$36,161,872	$71,815,251
Class B	2,120,139	5,415,911
Class C	4,596,658	8,814,234
Total	$42,878,669	$86,045,396

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2009, this waiver amounted to $49,530 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended July 31, 2009 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2011. For the six months ended July 31, 2009, this reduction amounted to $205,230 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $117,321 for the six months ended July 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.77%	$284,846
Class C	0.75%	0.25%	1.00%	1.00%	833,020
Total Distribution and Service Fees					$1,117,866

(d)	As of July 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2009 based on each class’ average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2009, were as follows:

Amount
Class A	$6,632
Class B	42,121
Class C	15,177

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2009, the fee was $274,158, which equated to 0.0406% annually of the fund’s average daily net

Notes to Financial Statements (unaudited) – continued

assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $301,904.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2009 was equivalent to an annual effective rate of 0.0199% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $2,617. This amount is included in independent trustees’ compensation for the six months ended July 31, 2009. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $34,944 at July 31, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,220 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,721, which is shown as a reduction of total expenses in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $275,213,367 and $203,856,813, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/09		Year ended 1/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	29,066,427	$193,097,777	48,701,663	$353,437,071
Class B	773,959	5,102,147	1,742,984	12,923,292
Class C	3,701,001	24,448,553	9,306,964	69,148,665
	33,541,387	$222,648,477	59,751,611	$435,509,028
Shares issued to shareholders in reinvestment of distributions
Class A	3,014,365	$19,941,060	5,363,584	$38,362,862
Class B	143,062	946,373	318,940	2,297,602
Class C	355,716	2,355,845	637,430	4,560,708
	3,513,143	$23,243,278	6,319,954	$45,221,172
Shares reacquired
Class A	(13,992,978)	$(91,926,572)	(47,114,222)	$(334,748,987)
Class B	(2,378,462)	(15,711,676)	(5,916,931)	(42,885,130)
Class C	(2,085,697)	(13,769,615)	(6,768,875)	(47,762,799)
	(18,457,137)	$(121,407,863)	(59,800,028)	$(425,396,916)
Net change
Class A	18,087,814	$121,112,265	6,951,025	$57,050,946
Class B	(1,461,441)	(9,663,156)	(3,855,007)	(27,664,236)
Class C	1,971,020	13,034,783	3,175,519	25,946,574
	18,597,393	$124,483,892	6,271,537	$55,333,284

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2009, the fund’s commitment fee and interest expense were $8,440 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,555,130	151,215,795	(129,005,745)	35,765,180

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,555	$35,765,180

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® High Yield Opportunities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

7/31/09

HYO-SEM

LETTER FROM THE CEO

Dear Shareholders:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

September 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	6.6%
Gaming & Lodging	6.3%
Utilities — Electric Power	5.9%
Energy — Independent	5.8%
Emerging Market Quasi-Sovereign	5.2%

Credit quality of bonds (r)
AAA	3.3%
AA	1.4%
A	2.0%
BBB	5.6%
BB	20.7%
B	35.5%
CCC	24.6%
CC	2.5%
C	0.1%
D	1.5%
Not Rated	2.8%

Portfolio facts
Average Duration (d)(i)	4.0
Average Effective Maturity (i)(m)	6.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 7/31/09.

Percentages	are based on net assets as of 7/31/09, unless otherwise noted.

The	portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2009 through July 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2009 through July 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/09	Ending Account Value 7/31/09	Expenses Paid During Period (p) 2/01/09-7/31/09
A	Actual	0.91%	$1,000.00	$1,284.56	$5.15
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
B	Actual	1.65%	$1,000.00	$1,282.00	$9.34
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
C	Actual	1.65%	$1,000.00	$1,280.61	$9.33
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
I	Actual	0.65%	$1,000.00	$1,285.71	$3.68
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
W	Actual	0.75%	$1,000.00	$1,285.59	$4.25
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R1	Actual	1.65%	$1,000.00	$1,281.96	$9.34
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R2	Actual	1.15%	$1,000.00	$1,285.03	$6.52
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
R3	Actual	0.90%	$1,000.00	$1,284.65	$5.10
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R4	Actual	0.65%	$1,000.00	$1,286.20	$3.68
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.95%, 1.70%, 1.70%, 0.70%, 0.80%, 1.70%, 1.20%, 0.95%, and 0.70% for Classes A, B, C, I, W, R1, R2, R3, and R4 shares, respectively; the actual expenses paid during the period would have been approximately $5.38, $9.62, $9.61, $3.97, $4.53, $9.62, $6.80, $5.38 and $3.97 for Classes A, B, C, I, W, R1, R2, R3, and R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $4.76, $8.50, $8.50, $3.51, $4.01, $8.50, $6.01, $4.76, and $3.51 for Classes A, B, C, I, W, R1, R2, R3, and R4 shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

7/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 88.7%

Issuer	Shares/Par	Value ($)
Aerospace - 1.8%
Bombardier, Inc., 6.3%, 2014 (n)	$1,610,000	$1,489,249
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,927,000	1,122,477
TransDigm Group, Inc., 7.75%, 2014	700,000	687,749
Vought Aircraft Industries, Inc., 8%, 2011	5,540,000	5,235,299

		$8,534,774
Airlines - 1.1%
American Airlines, Inc., 10.375%, 2019	$790,000	$795,924
AMR Corp., 7.858%, 2011	1,620,000	1,506,599
Continental Airlines, Inc., 7.339%, 2014	3,604,000	2,594,879
Continental Airlines, Inc., 6.9%, 2017	154,673	116,004
Continental Airlines, Inc., 6.748%, 2017	218,461	168,214

		$5,181,620
Apparel Manufacturers - 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)	$3,605,000	$361

Asset Backed & Securitized - 4.1%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$120,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.804%, 2038 (z)	1,245,520	49,820
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)	1,025,662	61,539
Babson Ltd., CLO, “D”, FRN, 2.009%, 2018 (n)	1,005,000	148,237
Banc of America Commercial Mortgage, Inc., 5.772%, 2017	3,729,874	2,062,034
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	897,762	573,333
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017	868,209	526,904
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2017	1,600,000	1,212,755
Banc of America Commercial Mortgage, Inc., FRN, 6.397%, 2018 (z)	3,830,049	283,092
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017	2,500,000	451,299
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	834,050	495,679
Crest Ltd., CDO, 7%, 2040	993,500	74,513
CWCapital LLC, 5.223%, 2048	440,000	346,575
Falcon Franchise Loan LLC, FRN, 3.693%, 2025 (i)(z)	1,431,276	102,193
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	2,617,073	1,578,959
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	1,756,714	990,183
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,540,000	2,172,411

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.748%, 2049		$1,607,194	$390,522
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.748%, 2049		2,453,353	551,784
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.748%, 2049		6,734,569	1,266,004
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		1,390,000	295,422
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.827%, 2030 (i)		1,778,467	43,816
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		1,390,000	346,197
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		2,831,056	1,667,015
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		1,535,000	1,117,790
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		725,000	382,825
Morgan Stanley Capital I, Inc., 1.276%, 2039 (i)(z)		4,436,141	86,948
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		1,775,000	178
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047		1,607,503	262,490
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		1,014,976	146,959
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		2,821,707	1,609,941

			$19,417,923
Automotive - 3.3%
Accuride Corp., 8.5%, 2015		$1,600,000	$284,000
Allison Transmission, Inc., 11%, 2015 (n)		3,155,000	2,871,050
FCE Bank PLC, 7.125%, 2012	EUR	3,500,000	4,464,752
Ford Motor Credit Co. LLC, 9.75%, 2010		$950,000	945,562
Ford Motor Credit Co. LLC, 7.5%, 2012		602,000	555,621
Ford Motor Credit Co. LLC, 12%, 2015		3,166,000	3,227,623
Ford Motor Credit Co. LLC, 8%, 2016		925,000	829,098
Goodyear Tire & Rubber Co., 9%, 2015		1,690,000	1,715,350
Goodyear Tire & Rubber Co., 10.5%, 2016		335,000	359,288

			$15,252,344
Broadcasting - 3.9%
Allbritton Communications Co., 7.75%, 2012		$3,887,000	$3,226,210
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		2,684,800	705,207
Canwest Mediaworks, Inc., 9.25%, 2015 (a)(n)		2,040,000	265,200
Clear Channel Communications, Inc., 10.75%, 2016		755,000	228,388

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Jackson Holdings Ltd., 9.5%, 2016	$1,935,000	$2,002,725
Lamar Media Corp., 6.625%, 2015	1,415,000	1,245,200
Lamar Media Corp., “C”, 6.625%, 2015	1,820,000	1,565,200
LBI Media Holdings, Inc., 11%, 2013	4,375,000	2,110,938
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	745,500
LIN TV Corp., 6.5%, 2013	2,050,000	1,547,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,123,750	651,649
Newport Television LLC, 13%, 2017 (n)(p)	3,495,000	442,215
Nexstar Broadcasting Group, Inc., 5%, 2014 (n)(p)	2,450,574	857,088
Nexstar Broadcasting Group, Inc., 7%, 2014	811,000	317,304
Univision Communications, Inc., 12%, 2014 (n)	230,000	244,950
Univision Communications, Inc., 9.75%, 2015 (n)(p)	3,730,000	2,328,142
Young Broadcasting, Inc., 8.75%, 2014 (d)	4,595,000	4,595

		$18,488,261
Brokerage & Asset Managers - 0.7%
Janus Capital Group, Inc., 6.95%, 2017	$2,075,000	$1,853,959
Nuveen Investments, Inc., 10.5%, 2015 (n)	2,320,000	1,647,200

		$3,501,159
Building - 1.8%
Associated Materials, Inc., 9.75%, 2012	$860,000	$740,675
Associated Materials, Inc., 11.25%, 2014	2,140,000	909,500
Building Materials Holding Corp., 7.75%, 2014	1,940,000	1,787,225
Nortek, Inc., 10%, 2013	1,985,000	1,751,763
Nortek, Inc., 8.5%, 2014	2,040,000	734,400
Owens Corning, 9%, 2019	935,000	968,728
Ply Gem Industries, Inc., 11.75%, 2013	1,795,000	1,355,225
USG Corp., 9.75%, 2014 (z)	135,000	137,700

		$8,385,216
Business Services - 1.8%
First Data Corp., 9.875%, 2015	$3,430,000	$2,894,063
Iron Mountain, Inc., 6.625%, 2016	1,420,000	1,311,725
SunGard Data Systems, Inc., 9.125%, 2013	455,000	464,100
SunGard Data Systems, Inc., 10.25%, 2015	3,238,000	3,318,950
Terremark Worldwide, Inc., 12%, 2017 (n)	625,000	631,250

		$8,620,088
Cable TV - 3.5%
CCO Holdings LLC, 8.75%, 2013	$3,145,000	$3,137,138
Charter Communications Holdings LLC, 8.375%, 2014 (n)	1,075,000	1,072,313
Charter Communications Holdings LLC, 10.875%, 2014 (n)	870,000	939,600

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
CSC Holdings, Inc., 8.5%, 2014 (n)	$540,000	$556,200
CSC Holdings, Inc., 8.5%, 2015 (n)	1,090,000	1,122,700
DirectTV Holdings LLC, 7.625%, 2016	4,270,000	4,323,375
Mediacom LLC, 9.5%, 2013	800,000	796,000
Videotron LTEE, 6.875%, 2014	475,000	465,500
Virgin Media Finance PLC, 9.5%, 2016	700,000	717,500
Virgin Media, Inc., 9.125%, 2016	3,244,000	3,276,440

		$16,406,766
Chemicals - 2.0%
Dow Chemical Co., 8.55%, 2019	$1,355,000	$1,486,564
Innophos Holdings, Inc., 8.875%, 2014	2,005,000	1,904,750
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	3,481,000	3,219,925
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	1,262,000	1,236,760
Momentive Performance Materials, Inc., 11.5%, 2016	1,295,000	647,500
Nalco Co., 8.875%, 2013	980,000	1,014,300

		$9,509,799
Construction - 0.1%
Lennar Corp., 12.25%, 2017 (n)	$605,000	$677,600

Consumer Products - 0.5%
ACCO Brands Corp., 7.625%, 2015	$610,000	$442,250
Jarden Corp., 7.5%, 2017	1,650,000	1,584,000
Visant Holding Corp., 8.75%, 2013	390,000	391,950

		$2,418,200
Consumer Services - 1.9%
GEO Group, Inc., 8.25%, 2013	$1,625,000	$1,600,625
KAR Holdings, Inc., 10%, 2015	2,390,000	2,103,200
KAR Holdings, Inc., FRN, 4.483%, 2014	815,000	660,150
Service Corp. International, 7%, 2017	2,870,000	2,669,100
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,885,000	1,753,050

		$8,786,125
Containers - 1.2%
Crown Americas LLC, 7.625%, 2013	$1,465,000	$1,494,300
Graham Packaging Holdings Co., 9.875%, 2014	3,720,000	3,561,900
Greif, Inc., 6.75%, 2017	685,000	645,613

		$5,701,813
Defense Electronics - 0.4%
L-3 Communications Corp., 5.875%, 2015	$2,010,000	$1,904,475

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.9%
Avago Technologies Ltd., 11.875%, 2015	$1,065,000	$1,107,600
Freescale Semiconductor, Inc., 8.875%, 2014	2,650,000	1,775,500
Spansion, Inc., 11.25%, 2016 (d)(n)	1,705,000	1,133,825

		$4,016,925
Emerging Market Quasi-Sovereign - 4.9%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$950,000	$961,875
Ecopetrol S.A., 7.625%, 2019 (z)	547,000	571,615
Export-Import Bank of Korea, 5.875%, 2015	1,237,000	1,246,437
Gaz Capital S.A., 8.125%, 2014 (z)	1,920,000	1,939,200
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	509,000	477,188
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)	1,263,000	1,313,520
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	836,310
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	301,275
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	683,235
Mubadala Development Co., 7.625%, 2019 (n)	1,586,000	1,697,020
National Power Corp., 7.25%, 2019 (n)	159,000	162,180
OAO Gazprom, 9.625%, 2013	1,340,000	1,437,150
Pemex Project Funding Master Trust, 5.75%, 2018	1,708,000	1,682,380
Pemex Project Funding Master Trust, 6.625%, 2035	191,000	180,346
Petrobras International Finance Co., 7.875%, 2019	2,370,000	2,631,411
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	1,596,562
Petroleos Mexicanos, 8%, 2019 (n)	1,062,000	1,197,405
Qtel International Finance Ltd., 6.5%, 2014 (n)	312,000	328,623
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,069,000	1,163,907
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	258,000	263,672
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	256,000	266,053
RSHB Capital S.A., 7.125%, 2014	1,038,000	1,033,744
Russian Agricultural Bank, 7.125%, 2014 (n)	200,000	199,180
TDIC Finance Ltd., 6.5%, 2014 (n)	610,000	629,572

		$22,799,860
Emerging Market Sovereign - 4.9%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$211,000	$225,483
Federative Republic of Brazil, 6%, 2017	1,011,000	1,049,924
Federative Republic of Brazil, 5.875%, 2019	250,000	256,000
Federative Republic of Brazil, 7.125%, 2037	120,000	132,120
Federative Republic of Brazil, 11%, 2040	924,000	1,208,130
Republic of Argentina, 0%, 2009	549,849	545,594
Republic of Argentina, FRN, 1.683%, 2012	1,595,925	1,106,425
Republic of Colombia, 7.375%, 2019	473,000	513,205
Republic of Colombia, 7.375%, 2037	892,000	916,530
Republic of El Salvador, 8.25%, 2032	875,000	822,500

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 10.375%, 2014 (n)	$139,000	$165,410
Republic of Indonesia, 6.875%, 2018 (n)	675,000	685,125
Republic of Indonesia, 6.875%, 2018	573,000	581,595
Republic of Panama, 7.25%, 2015	973,000	1,060,570
Republic of Peru, 7.125%, 2019	270,000	292,680
Republic of Peru, 7.35%, 2025	333,000	360,140
Republic of Peru, 6.55%, 2037	860,000	847,100
Republic of Philippines, 6.5%, 2020	158,000	158,395
Republic of Philippines, 9.5%, 2030	234,000	291,915
Republic of Philippines, 7.75%, 2031	346,000	367,625
Republic of South Africa, 6.875%, 2019	174,000	190,095
Republic of Turkey, 7.5%, 2017	159,000	168,341
Republic of Turkey, 7%, 2019	883,000	903,971
Republic of Turkey, 7.5%, 2019	273,000	286,650
Republic of Turkey, 6.875%, 2036	2,843,000	2,700,850
Republic of Ukraine, 6.385%, 2012	560,000	461,440
Republic of Uruguay, 9.25%, 2017	1,349,000	1,554,723
Republic of Uruguay, 8%, 2022	2,331,000	2,505,825
Republic of Uruguay, 7.625%, 2036	236,000	238,950
Republic of Venezuela, 7%, 2018	824,000	494,400
State of Qatar, 5.15%, 2014 (n)	1,077,000	1,113,349
State of Qatar, 6.55%, 2019 (n)	760,000	798,000

		$23,003,060
Energy - Independent - 5.7%
Berry Petroleum Co., 10.25%, 2014	$880,000	$919,600
Chaparral Energy, Inc., 8.875%, 2017	1,665,000	1,032,300
Chesapeake Energy Corp., 9.5%, 2015	265,000	281,231
Chesapeake Energy Corp., 6.375%, 2015	2,955,000	2,755,538
Forest Oil Corp., 8.5%, 2014 (n)	750,000	761,250
Forest Oil Corp., 7.25%, 2019	795,000	756,244
Hilcorp Energy I LP, 9%, 2016 (n)	2,275,000	2,093,000
Mariner Energy, Inc., 8%, 2017	2,390,000	2,079,300
McMoRan Exploration Co., 11.875%, 2014	1,965,000	1,802,888
Newfield Exploration Co., 6.625%, 2016	525,000	506,625
OPTI Canada, Inc., 8.25%, 2014	2,360,000	1,557,600
Penn Virginia Corp., 10.375%, 2016	1,650,000	1,759,313
Petrohawk Energy Corp., 10.5%, 2014 (n)	925,000	989,750
Plains Exploration & Production Co., 7%, 2017	2,755,000	2,610,363
Quicksilver Resources, Inc., 8.25%, 2015	1,100,000	1,056,000
Quicksilver Resources, Inc., 7.125%, 2016	1,850,000	1,554,000
Range Resources Corp., 8%, 2019	1,505,000	1,531,338

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
SandRidge Energy, Inc., 9.875%, 2016 (n)	$450,000	$454,500
SandRidge Energy, Inc., 8%, 2018 (n)	2,470,000	2,247,700

		$26,748,540
Entertainment - 0.9%
AMC Entertainment, Inc., 11%, 2016	$1,740,000	$1,757,400
AMC Entertainment, Inc., 8.75%, 2019 (n)	2,000,000	1,970,000
Cinemark USA, Inc., 8.625%, 2019 (n)	520,000	538,200

		$4,265,600
Financial Institutions - 1.6%
GMAC LLC, 6.875%, 2011 (n)	$4,286,000	$3,953,835
GMAC LLC, 7%, 2012 (n)	835,000	755,675
GMAC LLC, 6.75%, 2014 (n)	1,450,000	1,247,000
GMAC LLC, 8%, 2031 (n)	1,418,000	1,084,770
International Lease Finance Corp., 5.625%, 2013	655,000	457,104

		$7,498,384
Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015	$1,070,000	$1,078,025
B&G Foods, Inc., 8%, 2011	1,525,000	1,532,625
Dean Foods Co., 7%, 2016	1,485,000	1,399,613
Del Monte Corp., 6.75%, 2015	2,180,000	2,120,050
Independencia International, 9.875%, 2015 (d)(n)	568,000	62,480
Michael Foods, Inc., 8%, 2013	1,400,000	1,403,500

		$7,596,293
Forest & Paper Products - 2.5%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)	$1,870,000	$177,650
Cellu Tissue Holdings, Inc., 11.5%, 2014 (z)	1,820,000	1,820,000
Celulosa Arauco y Constitucion S.A., 7.25%, 2019 (z)	145,000	150,191
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,835,000	2,764,125
Georgia-Pacific Corp., 8%, 2024	885,000	789,863
Graphic Packaging International Corp., 9.5%, 2013	1,505,000	1,499,356
Jefferson Smurfit Corp., 8.25%, 2012 (d)	975,000	492,375
JSG Funding PLC, 7.75%, 2015	1,365,000	1,112,475
Millar Western Forest Products Ltd., 7.75%, 2013	4,965,000	2,432,850
Smurfit-Stone Container Corp., 8%, 2017 (d)	618,000	310,545

		$11,549,430
Gaming & Lodging - 5.8%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$700,000	$721,000
Boyd Gaming Corp., 6.75%, 2014	2,290,000	2,043,825

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Firekeepers Development Authority, 13.875%, 2015 (n)		$2,355,000	$2,355,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,510,000	105,300
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		1,040,000	1,053,000
Harrah’s Operating Co., Inc., 10%, 2018 (n)		3,821,000	2,674,700
Harrah’s Operating Co., Inc., 10%, 2018 (n)		679,000	475,300
Host Hotels & Resorts, Inc., 7.125%, 2013		895,000	868,150
Host Hotels & Resorts, Inc., 6.75%, 2016		815,000	755,914
Host Hotels & Resorts, Inc., 9%, 2017 (n)		650,000	654,875
MGM Mirage, 6.75%, 2013		2,110,000	1,608,875
MGM Mirage, 5.875%, 2014		1,230,000	885,600
MGM Mirage, 10.375%, 2014 (n)		260,000	278,850
MGM Mirage, 7.5%, 2016		1,280,000	934,400
MGM Mirage, 11.125%, 2017 (n)		640,000	704,000
MTR Gaming Group, Inc., 9%, 2012		970,000	712,950
Newland International Properties Corp., 9.5%, 2014 (n)		1,948,000	1,305,160
Pinnacle Entertainment, Inc., 7.5%, 2015		4,550,000	4,038,125
Royal Caribbean Cruises Ltd., 7%, 2013		970,000	868,148
Royal Caribbean Cruises Ltd., 11.875%, 2015		680,000	700,400
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		465,000	465,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		600,000	540,000
Station Casinos, Inc., 6%, 2012 (d)		2,359,000	707,700
Station Casinos, Inc., 6.5%, 2014 (d)		3,810,000	57,150
Station Casinos, Inc., 6.875%, 2016 (d)		6,275,000	94,125
Station Casinos, Inc., 7.75%, 2016 (d)		821,000	246,300
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		883,000	114,790
Wyndham Worldwide Corp., 6%, 2016		1,555,000	1,318,271

			$27,286,908
Industrial - 0.8%
Baldor Electric Co., 8.625%, 2017		$1,095,000	$1,097,738
JohnsonDiversey, Inc., 9.625%, 2012	EUR	840,000	1,095,486
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$1,425,000	1,446,375

			$3,639,599
Insurance - Property & Casualty - 0.6%
USI Holdings Corp., 9.75%, 2015 (z)		$4,015,000	$2,951,025

International Market Sovereign - 0.2%
Korea National Oil Corp., 5.375%, 2014 (z)		$1,027,000	$1,048,824

Major Banks - 1.4%
Bank of America Corp., 8% to 2018, FRN to 2059		$3,060,000	$2,617,187
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		3,795,000	3,607,185

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Kookmin Bank, 7.25%, 2014 (n)	$500,000	$536,488

		$6,760,860
Medical & Health Technology & Services - 6.6%
Accellent, Inc., 10.5%, 2013	$2,320,000	$2,140,200
Biomet, Inc., 11.625%, 2017	2,800,000	3,038,000
Community Health Systems, Inc., 8.875%, 2015	3,180,000	3,275,400
Cooper Cos., Inc., 7.125%, 2015	320,000	300,800
DaVita, Inc., 6.625%, 2013	748,000	734,910
DaVita, Inc., 7.25%, 2015	1,641,000	1,608,180
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,366,200
HCA, Inc., 9%, 2014	4,680,000	4,375,800
HCA, Inc., 6.375%, 2015	2,325,000	2,057,625
HCA, Inc., 9.25%, 2016	925,000	964,313
HCA, Inc., 8.5%, 2019 (n)	1,085,000	1,112,125
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	260,000	239,850
Psychiatric Solutions, Inc., 7.75%, 2015	1,805,000	1,710,238
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	1,998,650
U.S. Oncology, Inc., 10.75%, 2014	1,695,000	1,678,050
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,852,700
Universal Hospital Services, Inc., FRN, 4.635%, 2015	590,000	495,600
Vwr Funding, Inc., 11.25%, 2015 (p)	2,045,000	1,786,819

		$30,735,460
Metals & Mining - 1.9%
Arch Western Finance LLC, 6.75%, 2013	$1,210,000	$1,173,700
FMG Finance Ltd., 10.625%, 2016 (n)	2,245,000	2,317,963
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,855,000	3,026,300
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	934,000	898,377
Peabody Energy Corp., 5.875%, 2016	10,000	9,300
Peabody Energy Corp., 7.375%, 2016	1,640,000	1,648,200

		$9,073,840
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016	$1,515,000	$1,469,550

Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,345,000	$1,102,900
Atlas Pipeline Partners LP, 8.75%, 2018	1,655,000	1,324,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	345,000	340,249
El Paso Corp., 8.25%, 2016	1,230,000	1,254,600
El Paso Corp., 7.25%, 2018	1,785,000	1,733,856

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
MarkWest Energy Partners LP, 6.875%, 2014 (n)	$1,280,000	$1,126,400
MarkWest Energy Partners LP, 8.75%, 2018	300,000	279,000
Williams Partners LP, 7.25%, 2017	1,955,000	1,915,900

		$9,076,905
Network & Telecom - 2.7%
Cincinnati Bell, Inc., 8.375%, 2014	$3,155,000	$3,123,450
Citizens Communications Co., 9.25%, 2011	595,000	613,594
Global Village Telecom Finance LLC, 12%, 2011 (n)	455,000	466,944
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	2,067,555
Qwest Communications International, Inc., 7.25%, 2011	1,470,000	1,455,300
Qwest Corp., 7.875%, 2011	1,400,000	1,428,000
Qwest Corp., 8.375%, 2016 (n)	646,000	662,150
Telemar Norte Leste S.A., 9.5%, 2019 (n)	942,000	1,070,348
Windstream Corp., 8.625%, 2016	1,800,000	1,827,000

		$12,714,341
Other Banks & Diversified Financials - 0.0%
Woori America Bank, 7%, 2015 (z)	$152,000	$158,840

Precious Metals & Minerals - 0.7%
Teck Resources Ltd., 9.75%, 2014 (n)	$655,000	$728,688
Teck Resources Ltd., 10.75%, 2019 (n)	2,140,000	2,490,425

		$3,219,113
Printing & Publishing - 1.3%
American Media Operations, Inc., 9%, 2013 (p)(z)	$239,155	$114,256
American Media Operations, Inc., 14%, 2013 (p)(z)	2,496,794	1,160,246
Dex Media West LLC, 9.875%, 2013 (d)	4,175,000	772,375
Idearc, Inc., 8%, 2016 (d)	2,558,000	111,913
Morris Publishing, 7%, 2013 (d)	2,470,000	172,900
Nielsen Finance LLC, 10%, 2014	1,450,000	1,457,250
Nielsen Finance LLC, 11.5%, 2016	1,010,000	1,057,975
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	1,456,000	1,059,240
Quebecor World, Inc., 6.125%, 2013 (d)	2,060,000	175,100
Tribune Co., 5.25%, 2015 (d)	1,240,000	69,750

		$6,151,005
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$600,000	$582,000

Real Estate - 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$1,205,000	$1,211,025

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.5%
Couche-Tard, Inc., 7.5%, 2013	$635,000	$634,206
Dollar General Corp., 11.875%, 2017 (p)	915,000	1,024,800
General Nutrition Centers, Inc., FRN, 6.404%, 2014 (p)	2,345,000	2,069,463
Limited Brands, Inc., 5.25%, 2014	1,170,000	1,007,776
Macy’s Retail Holdings, Inc., 5.35%, 2012	515,000	505,085
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,210,000	1,118,150
Neiman Marcus Group, Inc., 10.375%, 2015	1,135,000	817,200
Rite Aid Corp., 9.75%, 2016 (n)	985,000	1,039,175
Rite Aid Corp., 7.5%, 2017	810,000	692,550
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,637,700
Toys “R” Us, Inc., 10.75%, 2017 (z)	1,205,000	1,235,125

		$11,781,230
Specialty Chemicals - 0.4%
Ashland, Inc., 9.125%, 2017 (n)	$1,750,000	$1,846,250

Specialty Stores - 0.5%
Michaels Stores, Inc., 10%, 2014	$240,000	$225,600
Payless ShoeSource, Inc., 8.25%, 2013	2,035,000	1,973,950

		$2,199,550
Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$860,000	$853,550

Telecommunications - Wireless - 2.7%
Cricket Communications, Inc., 7.75%, 2016 (n)	$1,000,000	$995,000
Crown Castle International Corp., 9%, 2015	855,000	903,094
Crown Castle International Corp., 7.75%, 2017 (n)	665,000	678,300
Digicel Group Ltd., 12%, 2014 (n)	112,000	118,160
MetroPCS Wireless, Inc., 9.25%, 2014	1,455,000	1,505,925
Nextel Communications, Inc., 6.875%, 2013	2,650,000	2,418,125
SBA Telecommunications, Inc., 8.25%, 2019 (z)	405,000	411,075
Sprint Nextel Corp., 8.375%, 2012	1,275,000	1,290,938
Sprint Nextel Corp., 8.75%, 2032	650,000	559,813
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	3,500,000	3,710,000

		$12,590,430
Telephone Services - 0.3%
Frontier Communications Corp., 8.25%, 2014	$1,200,000	$1,215,000

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Tobacco - 0.5%
Alliance One International, Inc., 10%, 2016 (n)		$965,000	$950,525
Altria Group, Inc., 9.7%, 2018		1,080,000	1,313,293

			$2,263,818
Transportation - 0.1%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		$322,735	$232,369

Transportation - Services - 1.0%
Commercial Barge Line Co., 12.5%, 2017 (z)		$1,000,000	$957,500
Eurocar Groupe S.A., FRN, 4.781%, 2013 (n)	EUR	1,560,000	1,578,662
Hertz Corp., 8.875%, 2014		$2,045,000	1,968,313

			$4,504,475
Utilities - Electric Power - 4.8%
AES Corp., 8%, 2017		$2,950,000	$2,891,000
Calpine Corp., 8%, 2016 (n)		1,260,000	1,266,300
Dynegy Holdings, Inc., 7.5%, 2015		1,795,000	1,570,627
Dynegy Holdings, Inc., 7.75%, 2019		1,585,000	1,262,056
Edison Mission Energy, 7%, 2017		2,275,000	1,811,469
ELETROBRAS S.A., 6.875%, 2019 (z)		124,000	125,395
Enersis S.A., 7.375%, 2014		709,000	766,286
ISA Capital do Brasil S.A., 8.8%, 2017		909,000	948,769
Mirant Americas Generation LLC, 8.5%, 2021		1,250,000	1,056,250
Mirant North America LLC, 7.375%, 2013		665,000	656,688
NGC Corp. Capital Trust, 8.316%, 2027		1,975,000	967,750
NRG Energy, Inc., 7.375%, 2016		5,115,000	4,948,763
Texas Competitive Electric Holdings LLC, 10.25%, 2015		5,135,000	4,030,975

			$22,302,328
Utilities - Gas - 0.0%
Empresas Publicas de Medellin, 7.625%, 2019 (z)		$200,000	$207,400
Total Bonds (Identified Cost, $489,940,800)			$416,340,311

Floating Rate Loans (g)(r) - 6.0%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 2.59%, 2014		$150,780	$101,871
Hawker Beechcraft Acquisition Co., Term Loan B, 2.38%, 2014		3,567,487	2,410,283

			$2,512,154
Automotive - 1.2%
Accuride Corp., Term Loan B, 3.42%, 2012		$243,284	$222,605
Federal Mogul Corp., Term Loan B, 2.24%, 2014		2,171,063	1,636,439

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Automotive - continued
Ford Motor Co., Term Loan B, 3.49%, 2013	$4,375,929	$3,709,816
Mark IV Industries, Inc., Second Lien Term Loan, 8.93%, 2011 (d)	3,589,759	38,141

		$5,607,001
Broadcasting - 0.4%
Gray Television, Inc., Term Loan B, 3.81%, 2014	$886,183	$556,634
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	2,135,540	1,034,212
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	788,102	381,667

		$1,972,513
Building - 0.4%
Building Materials Corp., Term Loan B, 3.06%, 2014	$243,010	$217,393
Roofing Supply Group, Inc., Term Loan B, 7.24%, 2013	2,151,291	1,656,494

		$1,873,887
Business Services - 0.8%
First Data Corp., Term Loan B-1, 3.03%, 2014	$4,199,498	$3,527,578

Cable TV - 0.2%
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	$1,102,679	$1,029,075

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.05%, 2013	$840,981	$618,421

Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Seond Lien Term Loan, 3.87%, 2014	$5,131,694	$872,388
MGM Mirage, Term Loan B, 2011 (o)	527,121	432,972

		$1,305,360
Printing & Publishing - 0.3%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$3,327,162	$1,258,083

Retailers - 0.1%
Toys “R” Us, Term Loan, 4.53%, 2012	$575,648	$552,828

Specialty Chemicals - 0.3%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.78%, 2014 (o)	$35,133	$15,151
LyondellBasell Dutch Tranche Term Loan A, 3.78%, 2014 (o)	81,605	35,192
LyondellBasell German Term Loan B-1, 4.03%, 2014 (o)	100,867	43,499
LyondellBasell German Term Loan B-2, 4.03%, 2014 (o)	100,853	43,493
LyondellBasell German Term Loan B-3, 4.03%, 2014 (o)	100,853	43,493

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Chemicals - continued
LyondellBasell Second Priority DIP Term Loan, 5.81%, 2014	$295,649	$248,099
LyondellBasell Super Priority DIP Term Loan, 9%, 2009 (q)	295,941	305,682
LyondellBasell Term Loan B-1, 4.03%, 2014 (o)	437,415	188,635
LyondellBasell Term Loan B-2, 4.03%, 2014 (o)	437,420	188,638
LyondellBasell Term Loan B-3, 4.03%, 2014 (o)	437,420	188,638
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.78%, 2014 (o)	131,729	56,808
LyondellBasell U.S. Tranche Term Loan A, 3.78%, 2014 (o)	251,028	108,256

		$1,465,584
Specialty Stores - 0.4%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$2,081,833	$1,707,846

Utilities - Electric Power - 1.0%
Calpine Corp., Term Loan, 3.47%, 2014	$1,512,487	$1,387,707
TXU Corp. Term Loan B-3, 3.8%, 2014	4,590,209	3,520,832

		$4,908,539
Total Floating Rate Loans (Identified Cost, $39,613,131)		$28,338,869

Common Stocks - 1.5%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	29	$0

Cable TV - 0.9%
Cablevision Systems Corp., “A”	60,000	$1,228,200
Comcast Corp., “A”	159,800	2,374,628
Time Warner Cable, Inc.	11,066	365,842

		$3,968,670
Containers - 0.1%
Owens-Illinois, Inc. (a)	12,400	$420,856

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$4,582

Energy - Integrated - 0.2%
Chevron Corp.	14,100	$979,527

Gaming & Lodging - 0.1%
Pinnacle Entertainment, Inc. (a)	63,100	$632,893

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.0%
American Media, Inc.	45,771	$61,333

Telephone Services - 0.2%
Windstream Corp.	88,700	$777,899
Total Common Stocks (Identified Cost, $9,621,444)		$6,845,760

Preferred Stocks - 0.6%
Broadcasting - 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,028	$53,278

Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)	1,119	$515,265

Major Banks - 0.5%
Bank of America Corp., 8.63%	99,325	$2,256,664
Total Preferred Stocks (Identified Cost, $5,287,492)		$2,825,207

Money Market Funds (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	6,570,250	$6,570,250
Total Investments (Identified Cost, $551,033,117)		$460,920,397

Other Assets, Less Liabilities - 1.8%		8,618,397
Net Assets - 100.0%		$469,538,794

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $84,977,987, representing 18.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

19

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/30/09	$152,747	$114,256
American Media Operations, Inc., 14%, 2013	1/30/09	1,349,939	1,160,246
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,276,764	120,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.804%, 2038	12/20/05	1,245,520	49,820
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	7/21/04	898,037	61,539
Banc of America Commercial Mortgage, Inc., FRN, 6.397%, 2018	6/19/08	2,843,174	283,092
Bonten Media Acquisition Co., 9%, 2015	5/22/07	2,689,694	705,207
Cellu Tissue Holdings, Inc., 11.5%, 2014	5/19/09	1,755,465	1,820,000
Celulosa Arauco y Constitucion S.A., 7.25%, 2019	7/22/09	143,421	150,191
Commercial Barge Line Co., 12.5%, 2017	7/01/09	952,043	957,500
ELETROBRAS S.A., 6.875%, 2019	7/23/09	122,899	125,395
Ecopetrol S.A., 7.625%, 2019	7/16/09	545,045	571,615
Empresas Publicas de Medellin, 7.625%, 2019	7/22/09	196,585	207,400
Falcon Franchise Loan LLC, FRN, 3.693%, 2025	1/29/03	161,147	102,193
Gaz Capital S.A., 8.125%, 2014	7/22/09	1,920,000	1,939,200
KazMunaiGaz Finance B.V., 11.75%, 2015	7/16/09	1,250,586	1,313,520
Korea National Oil Corp., 5.375%, 2014	7/23/09	1,020,269	1,048,824
LBI Media, Inc., 8.5%, 2017	7/18/07	1,399,833	745,500
Local TV Finance LLC, 9.25%, 2015	11/09/07-12/11/07	3,030,291	651,649
Morgan Stanley Capital I, Inc., 1.276%, 2039	7/20/04	138,321	86,948
Preferred Blocker, Inc., 7% (Preferred Stock), 0	12/29/08	861,630	515,265
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	178
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	257,401	263,672

20

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09	$255,221	$266,053
SBA Telecommunications, Inc., 8.25%, 2019	7/21/09	401,570	411,075
Toys “R” Us, Inc., 10.75%, 2017	7/01/09	1,173,812	1,235,125
USG Corp., 9.75%, 2014	7/30/09	132,416	137,700
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	3,916,334	2,951,025
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05-3/19/08	3,592,360	3,710,000
Woori America Bank, 7%, 2015	7/27/09	151,359	158,840
Total Restricted Securities			$21,863,534
% of Net Assets			4.7%

Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	HSBC Bank	1,377,000	9/17/09	$1,939,443	$1,962,712	$(23,269)
SELL	EUR	UBS AG	3,230,208	9/17/09	$4,551,557	$4,604,188	(52,631)

							$(75,900)

At July 31, 2009, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $544,462,867)	$454,350,147
Underlying funds, at cost and value	6,570,250
Total investments, at value (identified cost, $551,033,117)	$460,920,397
Cash	171,056
Foreign currency, at value (identified cost, $33,989)	28,161
Receivables for
Investments sold	1,086,341
Fund shares sold	2,812,867
Interest and dividends	9,483,345
Receivable from investment adviser	78,959
Other assets	2,376
Total assets	$474,583,502
Liabilities
Payables for
Distributions	$1,210,718
Forward foreign currency exchange contracts	75,900
Investments purchased	2,240,461
Fund shares reacquired	1,303,898
Payable to affiliates
Investment adviser	16,506
Shareholder servicing costs	155,739
Distribution and service fees	11,146
Administrative services fee	492
Payable for independent trustees’ compensation	5,274
Accrued expenses and other liabilities	24,574
Total liabilities	$5,044,708
Net assets	$469,538,794
Net assets consist of
Paid-in capital	$669,309,113
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(90,182,928)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(107,449,540)
Accumulated distributions in excess of net investment income	(2,137,851)
Net assets	$469,538,794
Shares of beneficial interest outstanding	87,702,510

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$328,543,961	61,374,045	$5.35
Class B	50,408,789	9,390,040	5.37
Class C	73,151,804	13,688,082	5.34
Class I	16,051,989	2,992,091	5.36
Class W	267,397	49,960	5.35
Class R1	90,396	16,841	5.37
Class R2	94,011	17,513	5.37
Class R3	841,319	157,292	5.35
Class R4	89,128	16,646	5.35

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.62.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$22,476,693
Dividends	421,886
Dividends from underlying funds	10,211
Foreign taxes withheld	(937)
Total investment income		$22,907,853
Expenses
Management fee	$1,290,886
Distribution and service fees	882,696
Shareholder servicing costs	350,314
Administrative services fee	42,174
Independent trustees’ compensation	9,480
Custodian fee	33,194
Shareholder communications	33,163
Auditing fees	33,657
Legal fees	9,566
Miscellaneous	72,376
Total expenses		$2,757,506
Fees paid indirectly	(13,083)
Reduction of expenses by investment adviser	(586,478)
Net expenses		$2,157,945
Net investment income		$20,749,908
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis) Investment transactions	$(24,558,458)
Swap transactions	(6,287,180)
Foreign currency transactions	109,358
Net realized gain (loss) on investments and foreign currency transactions		$(30,736,280)
Change in unrealized appreciation (depreciation) Investments	$109,511,544
Swap transactions	5,277,344
Translation of assets and liabilities in foreign currencies	(591,730)
Net unrealized gain (loss) on investments and foreign currency translation		$114,197,158
Net realized and unrealized gain (loss) on investments and foreign currency		$83,460,878
Change in net assets from operations		$104,210,786

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/09 (unaudited)	Year ended 1/31/09
From operations
Net investment income	$20,749,908	$51,905,758
Net realized gain (loss) on investments and foreign currency transactions	(30,736,280)	(61,404,311)
Net unrealized gain (loss) on investments and foreign currency translation	114,197,158	(160,957,654)
Change in net assets from operations	$104,210,786	$(170,456,207)
Distributions declared to shareholders
From net investment income	$(23,726,192)	$(53,290,582)
From net realized gain on investments	—	(448,408)
Total distributions declared to shareholders	$(23,726,192)	$(53,738,990)
Change in net assets from fund share transactions	$1,873,440	$(65,923,727)
Total change in net assets	$82,358,034	$(290,118,924)
Net assets
At beginning of period	387,180,760	677,299,684
At end of period (including accumulated distributions in excess of net investment income of $2,137,851 and undistributed net investment income of $838,433, respectively)	$469,538,794	$387,180,760

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class A			2009		2008	2007	2006	2005

Net asset value, beginning of period	$4.42		$6.90		$7.66	$7.40	$7.63	$7.65
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.57		$0.58	$0.56	$0.56	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		(2.46)		(0.70)	0.28	(0.16)	0.08
Total from investment operations	$1.21		$(1.89)		$(0.12)	$0.84	$0.40	$0.65
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.59)		$(0.59)	$(0.58)	$(0.59)	$(0.59)
From net realized gain on investments	—		(0.00	)(w)	(0.05)	—	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.28)		$(0.59)		$(0.64)	$(0.58)	$(0.63)	$(0.67)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$5.35		$4.42		$6.90	$7.66	$7.40	$7.63
Total return (%) (r)(s)(t)	28.46	(n)	(28.79)		(1.88)	11.89	5.55	8.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.24		1.19	1.27	1.29	1.29
Expenses after expense reductions (f)	0.91	(a)	0.85		0.85	0.85	0.85	0.87
Net investment income	10.62	(a)	9.54		7.70	7.53	7.51	7.62
Portfolio turnover	30		72		79	85	66	69
Net assets at end of period (000 Omitted)	$328,544		$276,917		$458,651	$488,673	$338,568	$278,886

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class B			2009		2008	2007	2006	2005

Net asset value, beginning of period	$4.43		$6.92		$7.68	$7.42	$7.65	$7.67
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.53		$0.53	$0.52	$0.51	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		(2.47)		(0.70)	0.28	(0.16)	0.07
Total from investment operations	$1.20		$(1.94)		$(0.17)	$0.80	$0.35	$0.60
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.55)		$(0.54)	$(0.54)	$(0.54)	$(0.54)
From net realized gain on investments	—		(0.00	)(w)	(0.05)	—	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.26)		$(0.55)		$(0.59)	$(0.54)	$(0.58)	$(0.62)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$5.37		$4.43		$6.92	$7.68	$7.42	$7.65
Total return (%) (r)(s)(t)	28.20	(n)	(29.31)		(2.49)	11.17	4.87	8.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.89		1.84	1.92	1.94	1.94
Expenses after expense reductions (f)	1.65	(a)	1.50		1.50	1.50	1.50	1.52
Net investment income	9.88	(a)	8.82		7.03	6.91	6.88	7.03
Portfolio turnover	30		72		79	85	66	69
Net assets at end of period (000 Omitted)	$50,409		$42,757		$90,330	$124,393	$125,667	$151,711

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class C			2009		2008	2007	2006	2005

Net asset value, beginning of period	$4.41		$6.89		$7.64	$7.38	$7.61	$7.63
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.53		$0.53	$0.51	$0.51	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(2.46)		(0.69)	0.28	(0.16)	0.08
Total from investment operations	$1.19		$(1.93)		$(0.16)	$0.79	$0.35	$0.60
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.55)		$(0.54)	$(0.53)	$(0.54)	$(0.54)
From net realized gain on investments	—		(0.00	)(w)	(0.05)	—	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.26)		$(0.55)		$(0.59)	$(0.53)	$(0.58)	$(0.62)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$5.34		$4.41		$6.89	$7.64	$7.38	$7.61
Total return (%) (r)(s)(t)	28.06	(n)	(29.32)		(2.40)	11.19	4.86	8.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.90		1.84	1.92	1.94	1.94
Expenses after expense reductions (f)	1.65	(a)	1.50		1.50	1.50	1.50	1.52
Net investment income	9.88	(a)	8.94		7.05	6.90	6.88	7.01
Portfolio turnover	30		72		79	85	66	69
Net assets at end of period (000 Omitted)	$73,152		$55,001		$92,947	$103,873	$92,613	$101,113

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Years ended 1/31
Class I			2009		2008	2007	2006	2005

Net asset value, beginning of period	$4.43		$6.92		$7.68	$7.42	$7.65	$7.68
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.60		$0.60	$0.59	$0.59	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(2.48)		(0.69)	0.28	(0.16)	0.12
Total from investment operations	$1.21		$(1.88)		$(0.09)	$0.87	$0.43	$0.67
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.61)		$(0.62)	$(0.61)	$(0.62)	$(0.62)
From net realized gain on investments	—		(0.00	)(w)	(0.05)	—	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.28)		$(0.61)		$(0.67)	$(0.61)	$(0.66)	$(0.70)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$5.36		$4.43		$6.92	$7.68	$7.42	$7.65
Total return (%) (r)(s)	28.57	(n)	(28.57)		(1.51)	12.27	5.92	9.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.89		0.84	0.92	0.94	0.93
Expenses after expense reductions (f)	0.65	(a)	0.50		0.50	0.50	0.50	0.51
Net investment income	10.80	(a)	9.81		8.01	7.89	7.86	7.75
Portfolio turnover	30		72		79	85	66	69
Net assets at end of period (000 Omitted)	$16,052		$11,581		$35,372	$56,243	$46,871	$33,556

See Notes to Financial Statements

28

Financial Highlights – continued

Class W	Six months ended 7/31/09 (unaudited)		Year ended 1/31/09 (i)

Net asset value, beginning of period	$4.42		$6.92
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		(2.47)
Total from investment operations	$1.21		$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.41)
Net asset value, end of period	$5.35		$4.42
Total return (%) (r)(s)	28.56	(n)	(30.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	(a)
Expenses after expense reductions (f)	0.75	(a)	0.59	(a)
Net investment income	10.50	(a)	10.81	(a)
Portfolio turnover	30		72
Net assets at end of period (000 Omitted)	$267		$129

Class R1	Six months ended 7/31/09 (unaudited)		Year ended 1/31/09 (i)

Net asset value, beginning of period	$4.43		$6.94
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		(2.48)
Total from investment operations	$1.20		$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.38)
Net asset value, end of period	$5.37		$4.43
Total return (%) (r)(s)	28.20	(n)	(31.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.92	(a)
Expenses after expense reductions (f)	1.65	(a)	1.50	(a)
Net investment income	9.83	(a)	9.60	(a)
Portfolio turnover	30		72
Net assets at end of period (000 Omitted)	$90		$71

See Notes to Financial Statements

29

Financial Highlights – continued

Class R2	Six months ended 7/31/09 (unaudited)		Year ended 1/31/09 (i)

Net asset value, beginning of period	$4.43		$6.94
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		(2.48)
Total from investment operations	$1.21		$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.40)
Net asset value, end of period	$5.37		$4.43
Total return (%) (r)(s)	28.50	(n)	(31.05	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.42	(a)
Expenses after expense reductions (f)	1.15	(a)	1.00	(a)
Net investment income	10.33	(a)	10.11	(a)
Portfolio turnover	30		72
Net assets at end of period (000 Omitted)	$94		$69

Class R3	Six months ended 7/31/09 (unaudited)		Year ended 1/31/09 (i)

Net asset value, beginning of period	$4.42		$6.92
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		(2.43)
Total from investment operations	$1.21		$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.41)
Net asset value, end of period	$5.35		$4.42
Total return (%) (r)(s)	28.46	(n)	(30.90	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.17	(a)
Expenses after expense reductions (f)	0.90	(a)	0.74	(a)
Net investment income	10.57	(a)	10.25	(a)
Portfolio turnover	30		72
Net assets at end of period (000 Omitted)	$841		$587

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/09 (unaudited)		Year ended 1/31/09 (i)
Class R4

Net asset value, beginning of period	$4.42		$6.92
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(2.47)
Total from investment operations	$1.21		$(2.08)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.42)
Net asset value, end of period	$5.35		$4.42
Total return (%) (r)(s)	28.62	(n)	(30.77	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.92	(a)
Expenses after expense reductions (f)	0.65	(a)	0.50	(a)
Net investment income	10.88	(a)	10.64	(a)
Portfolio turnover	30		72
Net assets at end of period (000 Omitted)	$89		$69

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through September 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or

32

Notes to Financial Statements (unaudited) – continued

exchange on which such securities are primarily traded. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the

33

Notes to Financial Statements (unaudited) – continued

correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$9,041,091	$515,265	$114,611	$9,670,967
Non-U.S. Sovereign Debt	—	46,851,744	—	46,851,744
Corporate Bonds	—	309,442,266	—	309,442,266
Residential Mortgage-Backed Securities	—	49,820	—	49,820
Commercial Mortgage-Backed Securities	—	18,963,130	—	18,963,130
Asset-Backed Securities (including CDOs)	—	404,973	—	404,973
Foreign Bonds	—	40,288,129	—	40,288,129
Floating Rate Loans	—	28,338,869	—	28,338,869
Other Fixed Income Securities	—	340,249	—	340,249
Mutual Funds	6,570,250	—	—	6,570,250
Total Investments	$15,611,341	$445,194,445	$114,611	$460,920,397

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(75,900)	$—	$(75,900)

34

Notes to Financial Statements (unaudited) – continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/09	$217,607
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(102,996)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$114,611

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of

35

Notes to Financial Statements (unaudited) – continued

derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2009:

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Payable for forward foreign currency exchange contracts	$(75,900)

36

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2009 as reported in the Statement of Operations:

	Foreign Currency Transactions	Swap Transactions	Total
Foreign Exchange Contracts	$109,393	$—	$109,393
Credit Contracts	—	(6,287,180)	(6,287,180)
Total	$109,393	$(6,287,180)	$(6,177,787)

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2009 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Foreign Exchange Contracts	$(603,112)	$—	$(603,112)
Credit Contracts	—	5,277,344	5,277,344
Total	$(603,112)	$5,277,344	$4,674,232

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

37

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For

38

Notes to Financial Statements (unaudited) – continued

non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

39

Notes to Financial Statements (unaudited) – continued

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and

40

Notes to Financial Statements (unaudited) – continued

substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At July 31, 2009, the portfolio had unfunded loan commitments of $98,617, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

41

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, foreign currency transactions and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/09
Ordinary income (including any short-term capital gains)	$53,307,729
Long-term capital gain	431,261
Total distributions	$53,738,990

42

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/09
Cost of investments	$551,586,541
Gross appreciation	18,209,722
Gross depreciation	(108,875,866)
Net unrealized appreciation (depreciation)	$(90,666,144)

As of 1/31/09
Undistributed ordinary income	2,193,777
Capital loss carryforwards	(51,185,843)
Post-October capital loss deferral	(22,414,824)
Other temporary differences	(6,159,382)
Net unrealized appreciation (depreciation)	(202,688,641)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/17	$(51,185,843)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 7/31/09	Year ended 1/31/09	Six months ended 7/31/09	Year ended 1/31/09
Class A	$17,007,312	$36,980,742	$—	$305,040
Class B	2,461,578	6,168,871	—	57,222
Class C	3,347,993	7,067,401	—	61,125
Class I	843,705	3,033,383	—	25,021
Class W	12,038	9,608	—	—
Class R1	4,176	5,617	—	—
Class R2	4,546	5,910	—	—
Class R3	40,274	12,848	—	—
Class R4	4,570	6,202	—	—
Total	$23,726,192	$53,290,582	$—	$448,408

43

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2009, this waiver amounted to $43,325 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2009 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay all of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses. This written agreement terminated on May 31, 2009. Effective June 1, 2009, the investment advisor has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
0.95%	1.70%	1.70%	0.70%	0.80%	1.70%	1.20%	0.95%	0.70%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2010. For the six months ended July 31, 2009, these reductions amounted to $541,478 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $60,248 for the six months ended July 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

44

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.26%	$371,044
Class B	0.75%	0.25%	1.00%	1.00%	215,369
Class C	0.75%	0.25%	1.00%	1.00%	294,788
Class W	0.10%	—	0.10%	0.10%	101
Class R1	0.75%	0.25%	1.00%	1.00%	367
Class R2	0.25%	0.25%	0.50%	0.50%	192
Class R3	—	0.25%	0.25%	0.25%	835
Total Distribution and Service Fees					$882,696

(d)	As of July 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2009 based on each class’ average daily net assets. Prior to March 1, 2009, a 0.10% Class A annual distribution fee was paid by the fund. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2009, were as follows:

Amount
Class A	$1,000
Class B	31,245
Class C	2,516

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2009, the fee was $108,577, which equated to 0.0546% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $241,737.

45

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2009 was equivalent to an annual effective rate of 0.0212% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who served on the Board as of December 31, 2001, the fund has an unfunded retirement benefit deferral plan which resulted in an expense of $1,263. This amount is included in independent trustees’ compensation for the six months ended July 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees amounted to $4,721 at July 31, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,124 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,675, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from

46

Notes to Financial Statements (unaudited) – continued

underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $120,274,774 and $117,957,503, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/09		Year ended 1/31/09 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,460,468	$66,976,791	26,116,292	$142,614,584
Class B	1,161,715	5,510,451	1,010,958	5,647,139
Class C	2,113,330	9,894,215	2,471,442	14,250,080
Class I	1,067,112	4,697,248	2,088,224	12,607,140
Class W	27,492	124,499	27,960	187,002
Class R1	12	335	14,836	101,904
Class R2	981	4,289	14,409	100,004
Class R3	36,213	162,678	134,629	617,424
Class R4	3	15	14,451	100,002
	18,867,326	$87,370,521	31,893,201	$176,225,279
Shares issued to shareholders in reinvestment of distributions
Class A	2,535,941	$11,800,150	4,720,541	$26,553,491
Class B	285,279	1,328,818	598,270	3,403,783
Class C	383,867	1,788,408	645,582	3,606,256
Class I	112,165	524,522	187,340	1,050,059
Class W	1,193	5,658	1,201	6,143
Class R1	894	4,176	1,099	5,617
Class R2	972	4,546	1,154	5,910
Class R3	8,624	40,274	2,730	12,848
Class R4	981	4,570	1,211	6,202
	3,329,916	$15,501,122	6,159,128	$34,650,309

47

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/09		Year ended 1/31/09 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(18,262,428)	$(83,678,421)	(34,648,534)	$(200,359,548)
Class B	(1,699,076)	(7,743,065)	(5,013,327)	(29,351,496)
Class C	(1,271,611)	(5,733,098)	(4,149,559)	(23,775,649)
Class I	(801,140)	(3,712,298)	(4,770,200)	(23,294,045)
Class W	(7,886)	(39,822)	—	—
Class R2	(3)	(14)	—	—
Class R3	(20,475)	(91,485)	(4,429)	(18,577)
	(22,062,619)	$(100,998,203)	(48,586,049)	$(276,799,315)
Net change
Class A	(1,266,019)	$(4,901,480)	(3,811,701)	$(31,191,473)
Class B	(252,082)	(903,796)	(3,404,099)	(20,300,574)
Class C	1,225,586	5,949,525	(1,032,535)	(5,919,313)
Class I	378,137	1,509,472	(2,494,636)	(9,636,846)
Class W	20,799	90,335	29,161	193,145
Class R1	906	4,511	15,935	107,521
Class R2	1,950	8,821	15,563	105,914
Class R3	24,362	111,467	132,930	611,695
Class R4	984	4,585	15,662	106,204
	134,623	$1,873,440	(10,533,720)	$(65,923,727)

(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, R3, and R4) through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2009, the fund’s commitment fee and interest expense were $2,431 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

48

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,539,205	90,709,359	(89,678,314)	6,570,250

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,211	$6,570,250

49

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and

50

Board Review of Investment Advisory Agreement – continued

financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for each of the one and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took

51

Board Review of Investment Advisory Agreement – continued

into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of the senior portfolio manager in 2008. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

52

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

53

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

54

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.